                                   NATIONWIDE
                                   DC VARIABLE
                                     ACCOUNT

                                     [LOGO]

                               SEMI-ANNUAL REPORT
                                       TO
                      PARTICIPANTS AND RETIRED PARTICIPANTS
                                  JUNE 30, 2000


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                                                               [LOGO NATIONWIDE]

APO-723-AC (06/00)

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                                [LOGO NATIONWIDE]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PRESIDENT'S PHOTO]

                              PRESIDENT'S MESSAGE

               We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide DC Variable Account.

               During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

               Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.

                                /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 16, 2000

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

CONTENTS



HOW TO READ THE SEMI-ANNUAL REPORT .............................     6


STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY ...     7


STATEMENTS OF OPERATIONS .......................................    11


STATEMENTS OF CHANGES
IN CONTRACT OWNERS' EQUITY .....................................    11


NOTES TO FINANCIAL STATEMENTS ..................................    32

HOW TO READ THE SEMI-ANNUAL REPORT


This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide DC Variable Account. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-877-NRSFORU (1-877-677-3678) if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nrsforu.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 7 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

      ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by funds series may be found on page 37. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 11 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the variable account fees which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 32, provide further disclosures about the variable account and its underlying contract provisions.

================================================================================

                         #NATIONWIDE DC VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)


ASSETS:
   Investments at market value:
      AIM Equity Funds, Inc. - AIM Constellation Fund - Institutional Class (AIMCon)
         410,140 shares (cost $15,346,079) .............................................................      $  18,903,348
      American Century Growth Fund - Investor Class (ACGrI)
         8,741,714 shares (cost $226,957,171) ..........................................................        300,889,797
      American Century Income & Growth Fund - Investor Class (ACIncGro)
         449,431 shares (cost $14,251,891) .............................................................         14,696,392
      American Century International Discovery Fund - Investor Class (ACIntlDisc)
         5,318,100 shares (cost $92,990,161) ...........................................................         92,481,754
      American Century Select Fund - Investor Class (ACSelect)
         84,066 shares (cost $4,009,683) ...............................................................          4,515,999
      American Century Ultra Fund - Investor Class (ACUltra)
         16,516,340 shares (cost $523,755,286) .........................................................        727,049,271
      American Century Value Fund - Investor Class (ACValue)
         1,963 shares (cost $10,798) ...................................................................             10,288
      American Century VP - American Century VP Balanced (ACVPBal)
         3,897 shares (cost $29,007) ...................................................................             29,462
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         10,030 shares (cost $109,068) .................................................................            170,411
      The Bond Fund of America(SM), Inc. (BdFdAm)
         1,217,009 shares (cost $15,720,677) ...........................................................         15,516,864
      Brown Capital Management - Small Company Fund (BrnCapSmCo)
         109,196 shares (cost $3,598,581) ..............................................................          3,316,283
      Davis New York Venture Fund, Inc. - Class A (DNYVenFd)
         14,706 shares (cost $417,578) .................................................................            453,821
      Delaware Decatur Equity Income Fund Institutional Class (DeDecInc)
         13,074 shares (cost $249,421) .................................................................            202,124
      Dreyfus Appreciation Fund, Inc. (DryApp)
         117,897 shares (cost $5,242,462) ..............................................................          5,534,101
      Dreyfus Cash Management - Class A (DryCsMgt)
         169,030 shares (cost $169,030) ................................................................            169,030
      Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
         209,492 shares (cost $3,942,738) ..............................................................          4,036,912
      The Dreyfus Premier Third Century Fund, Inc. - Class Z (DryPrm3CZ))
         5,318,619 shares (cost $61,063,530) ...........................................................         78,715,558
      Dreyfus S&P 500 Index Fund (Dry500Ix)
         2,698,013 shares (cost $94,943,167) ...........................................................        114,935,337
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,355 shares (cost $42,838) ...................................................................             54,295

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

                                   (UNAUDITED)


      Dreyfus Stock Index Fund (DryStkIx)
         4,877 shares (cost $162,494) ..................................................................            185,432
      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         159,683 shares (cost $3,313,511) ..............................................................          3,370,904
      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         67,367 shares (cost $593,335) .................................................................            591,482
      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional Shares (FedUSGvt)
        518,411 shares (cost $5,432,274) ...............................................................          5,386,286
      Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)
         65,235 shares (cost $3,127,522) ...............................................................          2,873,607
      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         101,452 shares (cost $1,137,887) ..............................................................          1,060,172
      Fidelity Asset Manager(TM) (FidAsMgr)
         841,488 shares (cost $15,281,659) .............................................................         15,819,977
      Fidelity Capital & Income Fund (FidCapInc)
         130,365 shares (cost $1,234,841) ..............................................................          1,157,644
      Fidelity Contrafund (FidContr)
         8,639,198 shares (cost $421,214,885) ..........................................................        498,827,302
      Fidelity Equity - Income Fund (FidEqInc)
         4,982,791 shares (cost $231,521,453) ..........................................................        250,983,190
      Fidelity Growth & Income Portfolio (FidGrInc)
         443,106 shares (cost $19,510,723) .............................................................         20,963,349
      Fidelity Magellan(R) Fund (FidMgln)
         3,087,107 shares (cost $293,226,214) ..........................................................        415,617,160
      Fidelity VIP Fund II - Asset Manager Portfolio (FidVIPAM)
         3,809 shares (cost $62,370) ...................................................................             63,005
      Fidelity VIP Fund - Equity-Income Portfolio (FidVIPEI)
         10,313 shares (cost $237,666) .................................................................            236,264
      Fidelity VIP Fund - Growth Portfolio (FidVIPGr)
         8,220 shares (cost $319,408) ..................................................................            423,644
      Fidelity VIP Fund - High Income Portfolio (FidVIPHI)
         3,277 shares (cost $38,888) ...................................................................             32,900
      Fidelity VIP Fund - Overseas Portfolio (FidVIPOv)
         8,875 shares (cost $179,728) ..................................................................            208,218
      The Growth Fund of America(R), Inc. (GroFdAm)
         1,619,469 shares (cost $39,179,667) ...........................................................         54,770,457
      The Income Fund of America(R), Inc. (IncFdAm)
         1,069,780 shares (cost $18,408,805) ...........................................................         16,260,654
      INVESCO Dynamics Fund, Inc. - Investor Class (InvDynam)
         5,195,434 shares (cost $142,190,257) ..........................................................        150,096,075
      INVESCO Equity Income Fund, Inc. - Investor Class (InvEqInc)
         2,035,884 shares (cost $29,872,468) ...........................................................         31,556,196
      INVESCO Total Return Fund - Investor Class (InvTotRet)
         44,413 shares (cost $1,332,828) ...............................................................          1,204,044
      Janus Fund (JanFund)
         9,434,840 shares (cost $364,754,808) ..........................................................        428,247,400

      Janus Worldwide Fund (JanWrldwde)
         32,097 shares (cost $1,781,629) ...............................................................          2,511,303
      MAS Funds - Fixed Income Portfolio - Institutional Shares (MASFIP)
         495,785 shares (cost $5,445,234) ..............................................................          5,483,384
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         701,457 shares (cost $9,100,563) ..............................................................         14,765,680
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         2,425,983 shares (cost $35,168,408) ...........................................................         47,209,632
      MFS(R) High Income Fund - Class A (MFSHiInc)
         1,005,347 shares (cost $4,885,043) ............................................................          4,785,453
      Morgan Stanley Dean Witter Institutional Fund, Inc. -
      Equity Growth Portfolio - Class B (MSIEqGroB)
        173,280 shares (cost $4,384,208) ...............................................................          4,581,517
      NAAT - The Aggressive Portfolio (NAATAggr)
         423,316 shares (cost $5,034,918) ..............................................................          5,727,464
      NAAT - The Conservative Portfolio (NAATCons)
         92,779 shares (cost $999,225) .................................................................            965,830
      NAAT - The Moderate Portfolio (NAATMod)
         350,385 shares (cost $4,062,050) ..............................................................          4,407,838
      NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
         388,947 shares (cost $4,642,078) ..............................................................          5,056,305
      NAAT - The Moderately Conservative Portfolio (NAATModCon)
         134,365 shares (cost $1,529,324) ..............................................................          1,566,691
      Nationwide(R) Bond Fund - Class D (NWBdFd)
         30,299 shares (cost $288,355) .................................................................            268,452
      Nationwide(R) Fund - Class D (NWFund)
         5,057,133 shares (cost $150,865,430) ..........................................................        155,911,398
      Nationwide(R) Growth Fund - Class D (NWGroFd)
         784,333 shares (cost $12,686,011) .............................................................         13,027,765
      Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt)
         94,244,185 shares (cost $94,244,185) ..........................................................         94,244,185
      Nationwide(R) S&P 500 Index Fund - Institutional Service Class (NWIndxFd)
         1,085,852 shares (cost $13,139,790) ...........................................................         13,790,317
      Nationwide(R) Separate Account Trust - Government Bond Fund (NSATGvtBd)
         2,028 shares (cost $22,682) ...................................................................             22,086
      Nationwide(R) Separate Account Trust - Income Fund (NSATInc)
         5,022 shares (cost $48,397) ...................................................................             48,609
      Nationwide(R) Separate Account Trust - Money Market Fund (NSATMyMkt)
         89,217 shares (cost $89,217) ..................................................................             89,217
      Nationwide(R) Separate Account Trust - Small Company Fund (NSATSmCo)
         346,521 shares (cost $6,847,892) ..............................................................          8,247,209
      Nationwide(R) Separate Account Trust - Total Return Fund (NSATTotRe)
         8,962 shares (cost $139,688) ..................................................................            173,764
      Neuberger Berman Advisors Management Trust - Growth Portfolio (NBAMTGro)
         2,127 shares (cost $58,823) ...................................................................             84,303
      Neuberger Berman Advisers Management Trust -
      Limited Maturity Bond Portfolio (NBAMTLMat)
        1,090 shares (cost $14,721) ....................................................................             13,728
      Neuberger Berman Advisors Management Trust - Partners Portfolio (NBAMTPart)
         4,557 shares (cost $83,200) ...................................................................             72,781

                                                                                                                 (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT

                                   (UNAUDITED)


      Neuberger Berman Equity Funds - Guardian Fund (NBGuard)
         77,269 shares (cost $1,464,393) ...............................................................          1,450,339
      Neuberger Berman Equity Funds - Manhattan Fund (NBManhFd)
         22,145 shares (cost $265,647) .................................................................            420,984
      Neuberger Berman Equity Trust - Partners Trust (NBPartTr)
         16,542 shares (cost $292,506) .................................................................            295,278
      Oppenheimer Global Fund - Class A (OppGlob)
         226,354 shares (cost $14,431,675) .............................................................         15,539,187
      Prestige Balanced Fund - Institutional Service Class (PrBalI)
         77,615 shares (cost $865,424) .................................................................            870,840
      Prestige International Fund - Institutional Service Class (PrIntlI)
         46,443 shares (cost $542,968) .................................................................            556,389
      Prestige Large Cap Growth Fund - Institutional Service Class (PrLgCapGrI)
         223,431 shares (cost $3,160,442) ..............................................................          3,527,981
      Prestige Large Cap Value Fund - Institutional Service Class (PrLgCapVlI)
         49,922 shares (cost $490,008) .................................................................            485,731
      Prestige Small Cap Fund - Institutional Service Class (PrSmCapI)
         164,185 shares (cost $2,243,020) ..............................................................          2,157,385
      Putnam International Growth Fund - Class A (PutIntGro)
         4,247 shares (cost $126,092) ..................................................................            127,072
      Putnam Investors Fund - Class A (PutInvFd)
         5,267,934 shares (cost $64,361,576) ...........................................................         98,352,325
      Putnam Voyager Fund - Class A (PutVoyFd)
         12,934,521 shares (cost $292,144,851) .........................................................        404,074,438
      SEI Index Funds - S&P 500 Index Portfolio - Class E (SEI500Ix)
         1,500,510 shares (cost $59,177,227) ...........................................................         67,763,019
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         508,675 shares (cost $3,056,272) ..............................................................          4,857,842
      T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
         2,664,599 shares (cost $47,701,026) ...........................................................         48,682,218
      Templeton Foreign Fund - Class A (TemForFd)
         7,051,482 shares (cost $69,271,720) ...........................................................         75,098,283
      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         96,592 shares (cost $5,181,495) ...............................................................          5,004,431
                                                                                                            ---------------
            Total investments ..........................................................................      4,393,935,062
   Accounts receivable .................................................................................             35,275
                                                                                                            ---------------
            Total assets ...............................................................................      4,393,970,337
ACCOUNTS PAYABLE .......................................................................................              8,285
                                                                                                            ---------------
CONTRACT OWNERS' EQUITY (NOTE 4) .......................................................................    $ 4,393,962,052
                                                                                                            ===============

See accompanying notes to financial statements.

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                          Total                          AIMCon
                                             ------------------------------    ----------------------------
                                                   2000            1999            2000            1999
                                             --------------   -------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $     8,664,854       7,875,866               -               -
  Variable account fee (notes 2 and 5)...       (15,849,343)    (12,632,065)        (31,606)        (24,906)
                                             --------------   -------------    ------------    ------------
    Net investment activity..............        (7,184,489)     (4,756,199)        (31,606)        (24,906)

  Proceeds from mutual fund shares sold..     1,147,857,472     348,865,571       2,400,756       1,728,112
  Cost of mutual fund shares sold........    (1,030,914,024)   (284,336,348)     (1,636,762)     (1,565,354)
                                             --------------   -------------    ------------    ------------
    Realized gain (loss) on investments..       116,943,448      64,529,223         763,994         162,758
  Change in unrealized gain (loss) on
    investments ........................       (158,014,623)    253,887,045         452,788         576,998
                                             --------------   -------------    ------------    ------------
    Net gain (loss) on investments.......       (41,071,175)    318,416,268       1,216,782         739,756
                                             --------------   -------------    ------------    ------------
  Reinvested capital gains...............        30,765,472      28,245,650               -               -
                                             --------------   -------------    ------------    ------------
      Net increase (decrease) in contract
        owners' equity resulting from
           operations. .................        (17,490,192)    341,905,719       1,185,176         714,850
                                             --------------   -------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       435,501,245     330,425,623       2,908,412       1,150,321
  Transfers between funds ...............                 -               -       2,551,900      (1,114,445)
  Redemptions............................      (171,385,318)   (108,127,660)       (470,747)       (258,386)
  Annual contract maintenance charge
    (note 2) ...........................             (4,783)         (2,872)              -               -
  Contingent deferred sales charges
    (note 2) ............................            (2,064)           (364)              -               -
  Adjustments to maintain reserves.......          (136,960)       (105,290)            (37)            (53)
                                             --------------   -------------    ------------    ------------
      Net equity transactions............       263,972,120     222,189,437       4,989,528        (222,563)

NET CHANGE IN CONTRACT OWNERS' EQUITY....       246,481,928     564,095,156       6,174,704         492,287
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD ................................     4,147,480,124   2,871,012,180      12,728,610       8,314,877
                                             --------------   -------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $ 4,393,962,052   3,435,107,336      18,903,314       8,807,164
                                             ==============   =============    ============    ============

                                                       ACGrI                          ACIncGro
                                            -----------------------------   -----------------------------
                                                2000             1999            2000            1999
                                            ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................              -                -          61,993          27,184
  Variable account fee (notes 2 and 5)...     (1,058,784)        (889,436)        (40,501)        (12,903)
                                            ------------    -------------   -------------   -------------
    Net investment activity..............     (1,058,784)        (889,436)         21,492          14,281

  Proceeds from mutual fund shares sold..     12,873,230       29,148,889       1,203,112         548,413
  Cost of mutual fund shares sold........     (7,373,489)     (22,179,220)     (1,089,586)       (525,745)
                                            ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..      5,499,741        6,969,669         113,526          22,668
  Change in unrealized gain (loss) on
    investments ........................      12,764,674       15,701,624        (526,077)        351,360
                                            ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......     18,264,415       22,671,293        (412,551)        374,028
                                            ------------    -------------   -------------   -------------
  Reinvested capital gains...............              -                -               -           8,652
                                            ------------    -------------   -------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
           operations. .................      17,205,631       21,781,857        (391,059)        396,961
                                            ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     14,457,275       16,587,728       4,101,580       1,867,279
  Transfers between funds ...............     (1,572,562)      (2,977,626)      1,954,565       3,102,342
  Redemptions............................     (8,847,591)      (7,553,292)       (465,850)       (204,500)
  Annual contract maintenance charge
    (note 2) ...........................            (299)            (154)             (1)              -
  Contingent deferred sales charges
    (note 2) ............................              -                -               -               -
  Adjustments to maintain reserves.......            672         (204,714)              9             706
                                            ------------    -------------   -------------   -------------
      Net equity transactions............      4,037,495        5,851,942       5,590,303       4,765,827

NET CHANGE IN CONTRACT OWNERS' EQUITY....     21,243,126       27,633,799       5,199,244       5,162,788
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD ................................    279,647,701      205,062,510       9,497,157         256,005
                                            ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....    300,890,827      232,696,309      14,696,401       5,418,793
                                            ============    =============   =============   =============

                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

(UNAUDITED)

                                                      ACIntlDisc                       ACSelect
                                             ----------------------------    ----------------------------
                                                 2000             1999            2000            1999
                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $           -               -               -               -
  Variable account fee (notes 2 and 5)...        (171,527)         (2,961)        (14,724)        (12,721)
                                             ------------    ------------    ------------    ------------
    Net investment activity..............        (171,527)         (2,961)        (14,724)        (12,721)

  Proceeds from mutual fund shares sold..     311,430,232       3,192,194         445,860         216,913
  Cost of mutual fund shares sold........    (313,982,457)     (3,073,404)       (302,902)       (140,396)
                                             ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..      (2,552,225)        118,790         142,958          76,517
  Change in unrealized gain (loss) on
    investments .........................      (2,595,707)         79,453         (52,739)        320,240
                                             ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......      (5,147,932)        198,243          90,219         396,757
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains...............         390,808               -               -               -
                                             ------------    ------------    ------------    ------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations. ...................      (4,928,651)        195,282          75,495         384,036
                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      23,269,225         212,485         137,331         347,188
  Transfers between funds ...............      56,474,466       1,470,737        (316,862)        173,838
  Redemptions............................      (4,844,055)         (3,809)        (68,226)        (92,874)
  Annual contract maintenance charge
    (note 2) ............................             (14)              -               -               -
  Contingent deferred sales charges
     (note 2) ...........................               -               -               -               -
  Adjustments to maintain reserves.......          34,855              (8)             24              20
                                             ------------    ------------    ------------    ------------
      Net equity transactions............      74,934,477       1,679,405        (247,733)        428,172

NET CHANGE IN CONTRACT OWNERS' EQUITY....      70,005,826       1,874,687        (172,238)        812,208
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD ................................      22,475,715         180,760       4,688,251       3,409,830
                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $  92,481,541       2,055,447       4,516,013       4,222,038
                                             ============    ============    ============    ============

                                                       ACUltra                         ACValue
                                            -----------------------------   -----------------------------
                                                 2000            1999            2000            1999
                                            ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................              -                -              52               -
  Variable account fee (notes 2 and 5)...     (2,868,152)      (2,249,166)            (23)              -
                                            ------------    -------------   -------------   -------------
    Net investment activity..............     (2,868,152)      (2,249,166)             29               -

  Proceeds from mutual fund shares sold..     35,631,342       15,295,997          74,004               -
  Cost of mutual fund shares sold........    (19,901,831)      (8,270,711)        (73,142)              -
                                            ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..     15,729,511        7,025,286             862               -
  Change in unrealized gain (loss) on
    investments .........................    (44,424,915)      55,546,145            (510)              -
                                            ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......    (28,695,404)      62,571,431             352               -
                                            ------------    -------------   -------------   -------------
  Reinvested capital gains...............              -                -               -               -
                                            ------------    -------------   -------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations. ...................    (31,563,556)      60,322,265             381               -
                                            ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     60,092,983       51,610,364           1,095               -
  Transfers between funds ...............    (15,212,817)       6,190,259           8,972               -
  Redemptions............................    (25,038,592)     (17,886,594)           (161)              -
  Annual contract maintenance charge
    (note 2) ............................           (419)            (243)              -               -
  Contingent deferred sales charges
     (note 2) ...........................              -                5               -               -
  Adjustments to maintain reserves.......            744            3,558               1               -
                                            ------------    -------------   -------------   -------------
      Net equity transactions............     19,841,899       39,917,349           9,907               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....    (11,721,657)     100,239,614          10,288               -
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD ................................    738,772,269      486,769,512               -               -
                                            ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....    727,050,612      587,009,126          10,288               -
                                            ============    =============   =============   =============

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

(UNAUDITED)

                                                       ACVPBal                         ACVPCapAp
                                             -----------------------------    ----------------------------
                                                 2000             1999            2000            1999
                                             ------------     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $         703             285               -               -
  Variable account fee (notes 2 and 5)...            (132)            (84)           (665)           (371)
                                             ------------    ------------    ------------    ------------
    Net investment activity..............             571             201            (665)           (371)

  Proceeds from mutual fund shares sold..              41               -           1,139           1,269
  Cost of mutual fund shares sold........             (37)              -            (701)         (1,389)
                                             ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..               4               -             438            (120)
  Change in unrealized gain (loss) on
    investments .........................            (735)         (1,438)         17,890          12,290
                                             ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......            (731)         (1,438)         18,328          12,170
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains...............             443           1,964           4,143               -
                                             ------------    ------------    ------------    ------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations ....................             283             727          21,806          11,799
                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................           2,124           2,816           1,676           3,492
  Transfers between funds ...............           1,415           4,547          20,000               -
  Redemptions............................               -               -            (623)         (1,034)
  Annual contract maintenance charge
    (note 2) ............................               -               -              (1)             (1)
  Contingent deferred sales charges
    (note 2) ............................               -               -               -               -
  Adjustments to maintain reserves.......               1               -               2               1
                                             ------------    ------------    ------------    ------------
      Net equity transactions............           3,540           7,363          21,054           2,458

NET CHANGE IN CONTRACT OWNERS' EQUITY....           3,823           8,090          42,860          14,257
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD ................................          25,641          13,664         127,553          74,477
                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $      29,464          21,754         170,413          88,734
                                             ============    ============    ============    ============

                                                     BdFdAm                         BrnCapSmCo
                                            ----------------------------    ----------------------------
                                                2000            1999            2000            1999
                                            ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................       600,212          660,160               -               -
  Variable account fee (notes 2 and 5)...       (62,419)         (78,057)         (6,734)              -
                                            -----------    -------------   -------------   -------------
    Net investment activity..............       537,793          582,103          (6,734)              -

  Proceeds from mutual fund shares sold..    11,257,820        6,340,056       1,262,088               -
  Cost of mutual fund shares sold........   (12,007,583)      (6,525,177)     (1,264,958)              -
                                            -----------    -------------   -------------   -------------
    Realized gain (loss) on investments..      (749,763)        (185,121)         (2,870)              -
  Change in unrealized gain (loss) on
    investments .........................       456,741         (307,348)       (281,121)              -
                                            -----------    -------------   -------------   -------------
    Net gain (loss) on investments.......      (293,022)        (492,469)       (283,991)              -
                                            -----------    -------------   -------------   -------------
  Reinvested capital gains...............             -                -         188,394               -
                                            -----------    -------------   -------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations ....................       244,771           89,634        (102,331)              -
                                            -----------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       911,062        1,340,381         586,171               -
  Transfers between funds ...............    (2,180,666)      (1,503,554)      2,782,979               -
  Redemptions............................      (841,291)        (932,979)       (124,148)              -
  Annual contract maintenance charge
    (note 2) ............................           (19)             (23)              -               -
  Contingent deferred sales charges
    (note 2) ............................             -                -               -               -
  Adjustments to maintain reserves.......          (155)             829             (35)              -
                                            -----------    -------------   -------------   -------------
      Net equity transactions............    (2,111,069)      (1,095,346)      3,244,967               -

NET CHANGE IN CONTRACT OWNERS' EQUITY....    (1,866,298)      (1,005,712)      3,142,636               -
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD ................................    17,404,991       18,775,654         173,610               -
                                            -----------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....    15,538,693       17,769,942       3,316,246               -
                                            ===========    =============   =============   =============

                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

(UNAUDITED)

                                                        DNYVenFd                        DeDecInc
                                             ----------------------------    ----------------------------
                                                 2000             1999            2000            1999
                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $           -               -           2,978           4,331
  Variable account fee (notes 2 and 5)...          (1,955)         (1,654)           (954)         (1,427)
                                             ------------    ------------    ------------    ------------
    Net investment activity..............          (1,955)         (1,654)          2,024           2,904

  Proceeds from mutual fund shares sold..         175,058          33,169          35,023          39,709
  Cost of mutual fund shares sold........        (127,600)        (28,671)        (40,180)        (34,527)
                                             ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..          47,458           4,498          (5,157)          5,182
  Change in unrealized gain (loss) on
    investments .........................         (20,268)         49,342         (11,197)          5,546
                                             ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......          27,190          53,840         (16,354)         10,728
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains...............               -               -               -               -
                                             ------------    ------------    ------------    ------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations. ...................          25,235          52,186         (14,330)         13,632
                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................          64,399               -           6,014          10,727
  Transfers between funds ...............          88,428          46,660         (31,912)        (32,471)
  Redemptions............................         (69,310)        (31,466)         (3,419)         (6,489)
  Annual contract maintenance charge
    (note 2) ............................               -               -               -               -
  Contingent deferred sales charges
    (note 2) ............................               -               -               -               -
  Adjustments to maintain reserves.......               3             (13)              4               1
                                             ------------    ------------    ------------    ------------
      Net equity transactions............          83,520          15,181         (29,313)        (28,232)

NET CHANGE IN CONTRACT OWNERS' EQUITY....         108,755          67,367         (43,643)        (14,600)
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD ................................         345,068         350,427         245,772         323,087
                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $     453,823         417,794         202,129         308,487
                                             ============    ============    ============    ============

                                                        DryApp                          DryCsMgt
                                            -----------------------------   -----------------------------
                                                 2000            1999            2000            1999
                                            ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................            622                -           5,492           5,348
  Variable account fee (notes 2 and 5)...        (15,966)          (9,381)           (817)         (1,007)
                                            ------------    -------------   -------------   -------------
    Net investment activity..............        (15,344)          (9,381)          4,675           4,341

  Proceeds from mutual fund shares sold..      1,391,640          382,721         269,966          37,128
  Cost of mutual fund shares sold........     (1,286,401)        (355,312)       (269,966)        (37,128)
                                            ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..        105,239           27,409               -               -
  Change in unrealized gain (loss) on
    investments .........................         40,405          166,239               -               -
                                            ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......        145,644          193,648               -               -
                                            ------------    -------------   -------------   -------------
  Reinvested capital gains...............         43,567              201               -               -
                                            ------------    -------------   -------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations. ...................        173,867          184,468           4,675           4,341
                                            ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      1,239,830        1,265,915               -               -
  Transfers between funds ...............       (619,814)       1,366,185          11,322               -
  Redemptions............................       (104,663)         (42,748)        (30,435)        (41,466)
  Annual contract maintenance charge
    (note 2) ............................             (3)               -               -               -
  Contingent deferred sales charges
    (note 2) ............................              -                -               -               -
  Adjustments to maintain reserves.......             17                1            (193)             (5)
                                            ------------    -------------   -------------   -------------
      Net equity transactions............        515,367        2,589,353         (19,306)        (41,471)

NET CHANGE IN CONTRACT OWNERS' EQUITY....        689,234        2,773,821         (14,631)        (37,130)
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD ................................      4,844,885          803,611         183,462         243,930
                                            ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....      5,534,119        3,577,432         168,831         206,800
                                            ============    =============   =============   =============

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

(UNAUDITED)

                                                      DryPreMCap                       DryPrm3CZ
                                             ----------------------------    ----------------------------
                                                 2000             1999            2000            1999
                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $           -               -               -               -
  Variable account fee (notes 2 and 5)...          (3,782)           (500)       (211,499)       (203,357
                                             ------------    ------------    ------------    ------------
    Net investment activity..............          (3,782)           (500)       (211,499)       (203,357)

  Proceeds from mutual fund shares sold..         425,138         104,584       4,690,863       3,149,549
  Cost of mutual fund shares sold........        (378,185)       (105,100)     (2,947,025)     (1,671,372)
                                             ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..          46,953            (516)      1,743,838       1,478,177
  Change in unrealized gain (loss) on
    investments .........................          49,343          17,664        (445,230)      5,365,632
                                             ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......          96,296          17,148       1,298,608       6,843,809
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains...............               -               -               -               -
                                             ------------    ------------    ------------    ------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations. ...................          92,514          16,648       1,087,109       6,640,452
                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................         849,758         140,841       7,203,339       6,319,265
  Transfers between funds ...............       2,492,094         102,535      (6,004,750)     (1,750,274)
  Redemptions............................         (67,493)             (6)     (2,305,709)     (2,326,903)
  Annual contract maintenance charge
    (note 2) ............................              (3)              -             (79)            (40)
  Contingent deferred sales charges
    (note 2) ............................               -               -               -               -
  Adjustments to maintain reserves.......              (5)            (19)            116           4,538
                                             ------------    ------------    ------------    ------------
      Net equity transactions............       3,274,351         243,351      (1,107,083)      2,246,586

NET CHANGE IN CONTRACT OWNERS' EQUITY....       3,366,865         259,999         (19,974)      8,887,038
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD ................................         670,045          19,055      78,735,686      56,526,907
                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $   4,036,910         279,054      78,715,712      65,413,945
                                             ============    ============    ============    ============

                                                       Dry500Ix                         DrySRGro
                                             -----------------------------   -----------------------------
                                                  2000            1999            2000            1999
                                             ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................               -                -               7               -
  Variable account fee (notes 2 and 5)...        (466,761)        (345,518)           (213)           (107)
                                             ------------    -------------   -------------   -------------
    Net investment activity..............        (466,761)        (345,518)           (206)           (107)

  Proceeds from mutual fund shares sold..       6,058,947        4,452,581             435               -
  Cost of mutual fund shares sold........      (4,189,667)      (3,265,084)           (238)              -
                                             ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..       1,869,280        1,187,497             197               -
  Change in unrealized gain (loss) on
    investments .........................      (2,564,827)       8,073,417           1,249           2,828
                                             ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......        (695,547)       9,260,914           1,446           2,828
                                             ------------    -------------   -------------   -------------
  Reinvested capital gains...............               -                -               -               -
                                             ------------    -------------   -------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations. ...................      (1,162,308)       8,915,396           1,240           2,721
                                             ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      18,447,560       16,884,001          14,370           5,175
  Transfers between funds ...............      (9,148,469)       1,595,081               -               -
  Redemptions............................      (3,558,526)      (3,205,368)           (392)              -
  Annual contract maintenance charge
    (note 2) ............................             (73)             (10)              -               -
  Contingent deferred sales charges
    (note 2) ............................               -                -               -               -
  Adjustments to maintain reserves.......             208            8,401               1               1
                                             ------------    -------------   -------------   -------------
      Net equity transactions............       5,740,700       15,282,105          13,979           5,176

NET CHANGE IN CONTRACT OWNERS' EQUITY....       4,578,392       24,197,501          15,219           7,897
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD ................................     110,357,325       67,670,706          39,078          19,414
                                             ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....     114,935,717       91,868,207          54,297          27,311
                                             ============    =============   =============   =============

                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

(UNAUDITED)

                                                      DryStkix                        EvincGro
                                             -----------------------------    ----------------------------
                                                 2000             1999            2000            1999
                                             ------------     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $         858             949          83,359          94,223
  Variable account fee (notes 2 and 5)...            (843)           (762)        (13,072)        (15,457)
                                             ------------    ------------    ------------    ------------
    Net investment activity..............              15             187          70,287          78,766

  Proceeds from mutual fund shares sold..          23,948           5,298         344,307         553,148
  Cost of mutual fund shares sold........         (18,517)         (2,496)       (284,422)       (486,339)
                                             ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..           5,431           2,802          59,885          66,809
  Change in unrealized gain (loss) on
    investments .........................          (7,755)         14,158        (269,865)        345,684
                                             ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......          (2,324)         16,960        (209,980)        412,493
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains...............             197             731               -               -
                                             ------------    ------------    ------------    ------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations ....................          (2,112)         17,878        (139,693)        491,259
                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................          20,902          45,489          73,483          99,838
  Transfers between funds ...............          (6,767)           (566)       (281,624)       (513,178)
  Redemptions............................         (15,269)              -         (73,932)        (69,810)
  Annual contract maintenance charge
    (note 2) ............................               -               -              (8)            (18)
  Contingent deferred sales charges
    (note 2) ............................               -               -               -               -
  Adjustments to maintain reserves.......               1               2              (3)            (27)
                                             ------------    ------------    ------------    ------------
      Net equity transactions............          (1,133)         44,925        (282,084)       (483,195)

NET CHANGE IN CONTRACT OWNERS' EQUITY....          (3,245)         62,803        (421,777)          8,064
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD ................................         188,681         123,087       3,792,677       3,931,008
                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $     185,436         185,890       3,370,900       3,939,072
                                             ============    ============    ============    ============

                                                     FedBdFd                         FedUSGvt
                                            ----------------------------    ----------------------------
                                                2000            1999            2000            1999
                                            ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................        59,621           36,865         159,464         167,377
  Variable account fee (notes 2 and 5)...        (3,648)          (2,924)        (24,689)        (33,157)
                                           ------------    -------------   -------------   -------------
    Net investment activity..............        55,973           33,941         134,775         134,220

  Proceeds from mutual fund shares sold..     3,788,884          483,543       4,064,169       1,833,961
  Cost of mutual fund shares sold........    (3,936,975)        (496,310)     (4,302,680)     (1,824,413)
                                           ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..      (148,091)         (12,767)       (238,511)          9,548
  Change in unrealized gain (loss) on
    investments .........................        97,762          (50,765)        245,922        (255,215)
                                           ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......       (50,329)         (63,532)          7,411        (245,667)
                                           ------------    -------------   -------------   -------------
  Reinvested capital gains...............             -                -               -               -
                                           ------------    -------------   -------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations ....................         5,644          (29,591)        142,186        (111,447)
                                           ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        59,897          110,943         359,319         778,503
  Transfers between funds ...............    (1,053,406)         993,778      (1,892,788)      1,286,025
  Redemptions............................       (10,864)         (10,780)       (402,521)       (564,345)
  Annual contract maintenance charge
    (note 2) ............................             -                -             (27)             (6)
  Contingent deferred sales charges
    (note 2) ............................             -                -               -               -
  Adjustments to maintain reserves.......       (10,803)              90          (1,708)             (6)
                                           ------------    -------------   -------------   -------------
      Net equity transactions............    (1,015,176)       1,094,031      (1,937,725)      1,500,171

NET CHANGE IN CONTRACT OWNERS' EQUITY....    (1,009,532)       1,064,440      (1,795,539)      1,388,724
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD ................................     1,604,710          280,000       7,181,625       6,242,531
                                           ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       595,178        1,344,440       5,386,086       7,631,255
                                           ============    =============   =============   =============

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

(UNAUDITED)

                                                      FAGrOppA                         FAHiYld
                                             ----------------------------    ----------------------------
                                                 2000             1999            2000            1999
                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $           -               -          41,745           8,131
  Variable account fee (notes 2 and 5)...          (9,278)         (4,206)         (3,505)           (841)
                                             ------------    ------------    ------------    ------------
    Net investment activity..............          (9,278)         (4,206)         38,240           7,290

  Proceeds from mutual fund shares sold..         536,647         186,202         249,559         334,918
  Cost of mutual fund shares sold........        (594,379)       (183,130)       (269,924)       (330,000)
                                             ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..         (57,732)          3,072         (20,365)          4,918
  Change in unrealized gain (loss) on
    investments .........................         (58,728)        106,539         (63,600)         (2,034)
                                             ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......        (116,460)        109,611         (83,965)          2,884
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains...............           5,063             197               -               -
                                             ------------    ------------    ------------    ------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations ....................        (120,675)        105,602         (45,725)         10,174
                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................         752,622         745,547         159,876          82,544
  Transfers between funds ...............        (309,824)        679,613         251,407         190,699
  Redemptions............................         (60,390)        (10,374)        (38,761)         (6,929)
  Annual contract maintenance charge
    (note 2) ............................              (2)              -              (3)              -
  Contingent deferred sales charges
    (note 2) ............................               -               -               -               -
  Adjustments to maintain reserves.......             (50)            (46)            (28)            (18)
                                             ------------    ------------    ------------    ------------
      Net equity transactions............         382,356       1,414,740         372,491         266,296

NET CHANGE IN CONTRACT OWNERS' EQUITY....         261,681       1,520,342         326,766         276,470
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD ................................       2,611,347         305,896         733,378          18,965
                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $   2,873,028       1,826,238       1,060,144         295,435
                                             ============    ============    ============    ============

                                                      FidAsMgr                         FidCapInc
                                             ----------------------------    ----------------------------
                                                  2000            1999            2000            1999
                                             ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         227,258          173,151          49,400          53,329
  Variable account fee (notes 2 and 5)...         (61,788)         (44,966)         (4,422)         (5,062)
                                             ------------    -------------   -------------   -------------
    Net investment activity..............         165,470          128,185          44,978          48,267

  Proceeds from mutual fund shares sold..       1,051,514          899,898         104,383         146,665
  Cost of mutual fund shares sold........        (961,086)        (821,061)        (99,331)       (124,683)
                                             ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..          90,428           78,837           5,052          21,982
  Change in unrealized gain (loss) on
    investments .........................         241,115          335,016         (58,120)         70,014
                                             ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......         331,543          413,853         (53,068)         91,996
                                             ------------    -------------   -------------   -------------
  Reinvested capital gains...............               -                -               -          11,702
                                             ------------    -------------   -------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations ....................         497,013          542,038          (8,090)        151,965
                                             ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       1,946,857        1,554,330               -               -
  Transfers between funds ...............       1,138,818          304,146         (59,723)        (25,353)
  Redemptions............................        (779,212)        (492,970)        (39,352)        (76,555)
  Annual contract maintenance charge
    (note 2) ............................             (18)             (12)              -               -
  Contingent deferred sales charges
    (note 2) ............................               -                -               -               -
  Adjustments to maintain reserves.......              17              618             (33)         (1,171)
                                             ------------    -------------   -------------   -------------
      Net equity transactions............       2,306,462        1,366,112         (99,108)       (103,079)

NET CHANGE IN CONTRACT OWNERS' EQUITY....       2,803,475        1,908,150        (107,198)         48,886
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD ................................      13,016,518        9,497,067       1,264,801       1,265,240
                                             ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....      15,819,993       11,405,217       1,157,603       1,314,126
                                             ============    =============   =============   =============

                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

(UNAUDITED)

                                                      FidContr                        FidEqinc
                                             ----------------------------    ----------------------------
                                                 2000             1999            2000            1999
                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $           -               -       2,129,384       2,029,920
  Variable account fee (notes 2 and 5)...      (2,104,682)     (1,790,256)     (1,022,603)     (1,277,920)
                                             ------------    ------------    ------------    ------------
    Net investment activity..............      (2,104,682)     (1,790,256)      1,106,781         752,000

  Proceeds from mutual fund shares sold..      15,117,296      15,787,591      48,294,763      26,140,836
  Cost of mutual fund shares sold........      (8,119,231)     (8,081,387)    (30,803,912)    (14,855,878)
                                             ------------    ------------    ------------    ------------
    Realized gain (loss) on investments..       6,998,065       7,706,204      17,490,851      11,284,958
  Change in unrealized gain (loss) on
    investments..........................     (26,132,146)     34,124,840     (34,607,444)     21,255,323
                                             ------------    ------------    ------------    ------------
    Net gain (loss) on investments.......     (19,134,081)     41,831,044     (17,116,593)     32,540,281
                                             ------------    ------------    ------------    ------------
  Reinvested capital gains...............      12,410,314       3,545,200       6,569,925       4,181,955
                                             ------------    ------------    ------------    ------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations.....................      (8,828,449)     43,585,988      (9,439,887)     37,474,236
                                             ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      39,684,391      39,875,316      14,785,862      20,543,230
  Transfers between funds ...............     (26,005,365)     (7,036,340)    (50,521,695)    (30,247,319)
  Redemptions............................     (16,223,274)    (10,899,654)     (9,393,412)     (9,956,903)
  Annual contract maintenance charge
    (note 2).............................            (262)           (158)           (106)            (73)
  Contingent deferred sales charges
    (note 2).............................               -               -            (245)              -
  Adjustments to maintain reserves.......             951           1,317             233            (142)
                                             ------------    ------------    ------------    ------------
      Net equity transactions............      (2,543,559)     21,940,481     (45,129,363)    (19,661,207)

NET CHANGE IN CONTRACT OWNERS' EQUITY....     (11,372,008)     65,526,469     (54,569,250)     17,813,029
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD.................................     510,200,066     380,246,330     305,552,432     312,084,930
                                             ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $ 498,828,058     445,772,799     250,983,182     329,897,959
                                             ============    ============    ============    ============

                                                     FidGrinc                          FidMgln
                                            ----------------------------    -----------------------------
                                                 2000            1999            2000            1999
                                            ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         84,073           97,535         210,635         617,722
  Variable account fee (notes 2 and 5)...        (41,614)         (72,960)     (1,569,231)     (1,415,823)
                                            ------------    -------------   -------------   -------------
    Net investment activity..............         42,459           24,575      (1,358,596)       (798,101)

  Proceeds from mutual fund shares sold..      5,892,402        1,783,079      17,252,755       3,951,612
  Cost of mutual fund shares sold........     (4,901,535)      (1,367,568)     (8,703,658)     (2,301,447)
                                            ------------    -------------   -------------   -------------
    Realized gain (loss) on investments..        990,867          415,511       8,549,097       1,650,165
  Change in unrealized gain (loss) on
    investments..........................     (1,080,745)       1,105,229     (14,670,132)     22,646,541
                                            ------------    -------------   -------------   -------------
    Net gain (loss) on investments.......        (89,878)       1,520,740      (6,121,035)     24,296,706
                                            ------------    -------------   -------------   -------------
  Reinvested capital gains...............              -                -       8,515,671      19,310,530
                                            ------------    -------------   -------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
          operations.....................        (47,419)       1,545,315       1,036,040      42,809,135
                                            ------------    -------------   -------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      2,234,919        4,374,477      27,259,241      27,205,499
  Transfers between funds ...............     (5,205,074)        (525,048)    (20,242,963)      1,836,485
  Redemptions............................     (1,187,967)        (966,007)    (12,371,096)     (8,873,254)
  Annual contract maintenance charge
    (note 2).............................              -                -            (175)            (88)
  Contingent deferred sales charges
    (note 2).............................              -                -            (150)              5
  Adjustments to maintain reserves.......             20               71           1,449           1,314
                                            ------------    -------------   -------------   -------------
      Net equity transactions............     (4,158,102)       2,883,493      (5,353,694)     20,169,961

NET CHANGE IN CONTRACT OWNERS' EQUITY....     (4,205,521)       4,428,808      (4,317,654)     62,979,096
CONTRACT OWNERS' EQUITY BEGINNING OF
  PERIOD.................................     25,168,895       21,339,448     419,936,070     311,429,060
                                            ------------    -------------   -------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....     20,963,374       25,768,256     415,618,416     374,408,156
                                            ============    =============   =============   =============

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS,CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                          FidVIPAM             FidVIPEI              FidVIPGr          FidVIPHI
                                                      ----------------    ------------------     ----------------   ---------------
                                                        2000     1999       2000       1999       2000      1999     2000    1999
                                                      --------  ------    --------   -------     -------   ------   ------  -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $  1,929   1,649       3,919     3,267         416      392    2,188    4,036
  Variable account fee (notes 2 and 5) ............       (292)   (251)     (1,081)   (1,070)     (1,872)  (1,178)    (154)    (197)
                                                      --------  ------    --------   -------     -------   ------   ------  -------
    Net investment activity .......................      1,637   1,398       2,838     2,197      (1,456)    (786)   2,034    3,839

  Proceeds from mutual fund shares sold ...........      2,646      22       2,780    27,560       1,668   11,334      141   17,619
  Cost of mutual fund shares sold .................     (2,037)    (18)     (2,327)  (19,470)       (749)  (5,511)    (160) (18,699)
                                                      --------  ------    --------   -------     -------   ------   ------  -------
    Realized gain (loss) on investments ...........        609       4         453     8,090         919    5,823      (19)  (1,080)
  Change in unrealized gain (loss) on investments .     (7,541)   (972)    (25,254)    9,323     (22,448)   2,843   (3,794)     439
                                                      --------  ------    --------   -------     -------   ------   ------  -------
    Net gain (loss) on investments ................     (6,932)   (968)    (24,801)   17,413     (21,529)   8,666   (3,813)    (641)
                                                      --------  ------    --------   -------     -------   ------   ------  -------
  Reinvested capital gains ........................      4,545   2,089      14,766     7,222      41,372   24,632     --        151
                                                      --------  ------    --------   -------     -------   ------   ------  -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........       (750)  2,519      (7,197)   26,832      18,387   32,512   (1,779)   3,349
                                                      --------  ------    --------   -------     -------   ------   ------  -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................      3,047   3,553      11,015    14,619      29,218   20,392    1,881    2,668
  Transfers between funds .........................     (2,377)  2,273        (518)  (19,925)      9,958   15,223     --    (17,607)
  Redemptions .....................................       --      --        (1,925)      (29)       (971)  (2,295)    --       --
  Annual contract maintenance charge (note 2) .....       --      --          --        --          --       --       --       --
  Contingent deferred sales charges (note 2) ......       --      --          --        --          --       --       --       --
  Adjustments to maintain reserves ................          2       2          (8)       75        --          2     --         (1)
                                                      --------  ------    --------   -------     -------   ------   ------  -------
      Net equity transactions .....................        672   5,828       8,564    (5,260)     38,205   33,322    1,881  (14,940)

NET CHANGE IN CONTRACT OWNERS' EQUITY .............        (78)  8,347       1,367    21,572      56,592   65,834      102  (11,591)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     63,083  49,356     234,904   216,494     367,050  219,907   32,797   42,986
                                                      --------  ------    --------   -------     -------   ------   ------  -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 63,005  57,703     236,271   238,066     423,642  285,741   32,899   31,395
                                                      ========  ======    ========   =======     =======  =======   ======  =======

                                                                                                                        (Continued)

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                              FidVIPOv                   GroFdAm
                                                      ---------------------      ------------------------
                                                         2000         1999         2000           1999
                                                      ---------     -------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   2,766       2,118           --             --
  Variable account fee (notes 2 and 5) ............        (930)       (656)      (198,017)       (93,918)
                                                      ---------     -------      ---------      ---------
    Net investment activity .......................       1,836       1,462       (198,017)       (93,918)

  Proceeds from mutual fund shares sold ...........         818       6,480        618,413      1,068,115
  Cost of mutual fund shares sold .................        (602)     (5,744)      (283,806)      (713,009)
                                                      ---------     -------      ---------      ---------
    Realized gain (loss) on investments ...........         216         736        334,607        355,106
  Change in unrealized gain (loss) on investments .     (30,271)      4,496      6,084,434      3,423,974
                                                      ---------     -------      ---------      ---------
    Net gain (loss) on investments ................     (30,055)      5,232      6,419,041      3,779,080
                                                      ---------     -------      ---------      ---------
  Reinvested capital gains ........................      17,416       3,416           --             --
                                                      ---------     -------      ---------      ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........     (10,803)     10,110      6,221,024      3,685,162
                                                      ---------     -------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................       5,160       4,838      4,643,770      1,572,828
  Transfers between funds .........................      20,000      (6,027)    10,247,975        391,953
  Redemptions .....................................        --          --       (1,340,015)      (646,250)
  Annual contract maintenance charge (note 2) .....        --          --              (21)            (8)
  Contingent deferred sales charges (note 2) ......        --          --             --             --
  Adjustments to maintain reserves ................        --             1            293          1,409
                                                      ---------     -------     ----------      ---------
      Net equity transactions .....................      25,160      (1,188)    13,552,002      1,319,932

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      14,357       8,922     19,773,026      5,005,094
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     193,860     136,291     34,997,678     19,249,841
                                                      ---------     -------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 208,217     145,213     54,770,704     24,254,935
                                                      =========     =======     ==========     ==========

                                                               IncFdAm                        InvDynam
                                                      -------------------------     -------------------------
                                                         2000           1999            2000           1999
                                                      ----------     ----------     -----------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      432,896        467,292            --            --
  Variable account fee (notes 2 and 5) ............      (74,853)       (90,068)       (241,289)       (4,485)
                                                      ----------     ----------     -----------      --------
    Net investment activity .......................      358,043        377,224        (241,289)       (4,485)

  Proceeds from mutual fund shares sold ...........    3,487,537      1,803,112      19,966,338        60,739
  Cost of mutual fund shares sold .................   (3,642,659)    (1,476,748)    (14,748,782)      (53,965)
                                                      ----------     ----------     -----------      --------
    Realized gain (loss) on investments ...........     (155,122)       326,364       5,217,556         6,774
  Change in unrealized gain (loss) on investments .     (470,110)        52,040         467,743       335,288
                                                      ----------     ----------     -----------      --------
    Net gain (loss) on investments ................     (625,232)       378,404       5,685,299       342,062
                                                      ----------     ----------     -----------      --------
  Reinvested capital gains ........................         --             --              --            --
                                                      ----------     ----------     -----------      --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........     (267,189)       755,628       5,444,010       337,577
                                                      ----------     ----------     -----------      --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................      892,475      1,705,557      34,507,701       871,873
  Transfers between funds .........................   (3,248,775)    (1,523,067)     72,686,836     1,914,334
  Redemptions .....................................     (661,342)      (617,316)     (6,249,972)       (9,489)
  Annual contract maintenance charge (note 2) .....           (4)            (9)            (27)         --
  Contingent deferred sales charges (note 2) ......         --             --              --            --
  Adjustments to maintain reserves ................          (71)         2,561         (35,240)           12
                                                      ----------     ----------     -----------      --------
      Net equity transactions .....................   (3,017,717)      (432,274)    100,909,298     2,776,730

NET CHANGE IN CONTRACT OWNERS' EQUITY .............   (3,284,906)       323,354     106,353,308     3,114,307
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......   19,545,554     20,515,616      43,742,483        57,030
                                                      ----------     ----------     -----------      --------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   16,260,648     20,838,970     150,095,791     3,171,337
                                                      ==========     ==========     ===========     =========

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                   InvEqInc                       InvTotRet
                                                       ----------------------------    ---------------------------
                                                             2000           1999             2000           1999
                                                       -----------     ------------    ------------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    201,559         225,760          16,557          10,886
  Variable account fee (notes 2 and 5) ............       (135,253)       (127,353)         (4,015)         (2,672)
                                                       -----------     -----------     -----------      ----------
    Net investment activity .......................         66,306          98,407          12,542           8,214

  Proceeds from mutual fund shares sold ...........      2,144,335       1,872,495         522,724         119,211
  Cost of mutual fund shares sold .................     (1,739,213)     (1,305,341)       (588,544)       (117,723)
                                                       -----------     -----------     -----------      ----------
    Realized gain (loss) on investments ...........        405,122         567,154         (65,820)          1,488
  Change in unrealized gain (loss) on investments .         80,712       2,315,023         (18,905)         54,408
                                                       -----------     -----------     -----------      ----------
    Net gain (loss) on investments ................        485,834       2,882,177         (84,725)         55,896
                                                       -----------     -----------     -----------      ----------
  Reinvested capital gains ........................           --              --              --              --
                                                       -----------     -----------     -----------      ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........        552,140       2,980,584         (72,183)         64,110
                                                       -----------     -----------     -----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................      2,154,698       2,478,095         296,196         323,019
  Transfers between funds .........................     (1,513,212)     (2,111,294)       (389,558)        778,988
  Redemptions .....................................       (821,337)       (947,039)        (25,254)        (18,373)
  Annual contract maintenance charge (note 2) .....            (69)            (28)             (1)           --
  Contingent deferred sales charges (note 2) ......           --              --              --              --
  Adjustments to maintain reserves ................             42           1,320              (7)              2
                                                       -----------     -----------     -----------      ----------
      Net equity transactions .....................       (179,878)       (578,946)       (118,624)      1,083,636

NET CHANGE IN CONTRACT OWNERS' EQUITY .............        372,262       2,401,638        (190,807)      1,147,746
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     31,183,990      28,222,368       1,394,842         131,745
                                                       -----------     -----------     -----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 31,556,252      30,624,006       1,204,035       1,279,491
                                                       ===========     ===========     ===========      ==========



                                                                    JanFund                         JanWrldwde
                                                         ---------------------------      ----------------------------
                                                              2000           1999              2000            1999
                                                         ------------   ------------      ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................             --              --              --              --
  Variable account fee (notes 2 and 5) ............       (1,720,915)       (768,324)        (11,260)         (5,849)
                                                         -----------    ------------      ----------      ----------
    Net investment activity .......................       (1,720,915)       (768,324)        (11,260)         (5,849)

  Proceeds from mutual fund shares sold ...........       30,758,867      23,849,178         199,757         107,236
  Cost of mutual fund shares sold .................      (18,193,420)    (15,513,339)       (115,808)       (100,193)
                                                         -----------    ------------      ----------      ----------
    Realized gain (loss) on investments ...........       12,565,447       8,335,839          83,949           7,043
  Change in unrealized gain (loss) on investments .       (2,209,918)     21,087,847         (41,799)        144,323
                                                         -----------    ------------      ----------      ----------
    Net gain (loss) on investments ................       10,355,529      29,423,686          42,150         151,366
                                                         -----------    ------------      ----------      ----------
  Reinvested capital gains ........................             --              --              --              --
                                                         -----------    ------------      ----------      ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........        8,634,614      28,655,362          30,890         145,517
                                                         -----------    ------------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................       54,819,124      26,554,369         225,675         145,261
  Transfers between funds .........................       54,350,789      34,888,155         164,375         (53,163)
  Redemptions .....................................      (23,953,898)     (5,262,165)        (32,422)         (3,481)
  Annual contract maintenance charge (note 2) .....             (718)           (192)           --              --
  Contingent deferred sales charges (note 2) ......             --              --              --              --
  Adjustments to maintain reserves ................             (769)        (98,581)              4              23
                                                         -----------    ------------      ----------      ----------
      Net equity transactions .....................       85,214,528      56,081,586         357,632          88,640

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       93,849,142      84,736,948         388,522         234,157
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......      334,398,685     131,449,444       2,122,782       1,155,624
                                                         -----------    ------------      ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      428,247,827     216,186,392       2,511,304       1,389,781
                                                         ===========    ============      ==========      ==========

                                                                                                         (Continued)

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                   MASFIP                       MFSGrStk
                                                        --------------------------   --------------------------
                                                            2000           1999            2000          1999
                                                        -----------   ------------   ------------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    85,671         96,342           --             --
  Variable account fee (notes 2 and 5) ............       (24,242)       (28,880)       (46,809)       (41,208)
                                                       ----------     ----------     ----------     ----------
    Net investment activity .......................        61,429         67,462        (46,809)       (41,208)

  Proceeds from mutual fund shares sold ...........     4,707,545      2,709,400        927,131        243,006
  Cost of mutual fund shares sold .................    (5,064,707)    (2,817,042)      (474,705)      (166,410)
                                                       ----------     ----------     ----------     ----------
    Realized gain (loss) on investments ...........      (357,162)      (107,642)       452,426         76,596
  Change in unrealized gain (loss) on investments .       438,257        (73,927)        63,351      1,199,802
                                                       ----------     ----------     ----------     ----------
    Net gain (loss) on investments ................        81,095       (181,569)       515,777      1,276,398
                                                       ----------     ----------     ----------     ----------
  Reinvested capital gains ........................          --             --             --             --
                                                       ----------     ----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........       142,524       (114,107)       468,968      1,235,190
                                                       ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................       304,818        983,611        334,191        227,504
  Transfers between funds .........................    (1,146,151)       184,934       (267,372)        56,179
  Redemptions .....................................      (226,339)      (223,113)      (454,369)      (228,648)
  Annual contract maintenance charge (note 2) .....           (11)            (4)          (285)          (276)
  Contingent deferred sales charges (note 2) ......          --             --              (31)           (21)
  Adjustments to maintain reserves ................            (1)          (363)        (1,138)            68
                                                       ----------     ----------     ----------     ----------
      Net equity transactions .....................    (1,067,684)       945,065       (389,004)        54,806

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      (925,160)       830,958         79,964      1,289,996
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     6,408,543      6,046,920     14,684,464     10,458,588
                                                       ----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 5,483,383      6,877,878     14,764,428     11,748,584
                                                       ==========     ==========     ==========     ==========



                                                                  MFSGrOpp                     MFSHiInc
                                                       --------------------------    ---------------------------
                                                            2000          1999            2000          1999
                                                       -----------    -----------    -----------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          --             --          233,503        235,117
  Variable account fee (notes 2 and 5) ............      (122,356)      (123,876)       (12,683)       (17,882)
                                                       ----------     ----------     ----------     ----------
    Net investment activity .......................      (122,356)      (123,876)       220,820        217,235

  Proceeds from mutual fund shares sold ...........     2,597,562      2,888,560      7,662,313      6,353,853
  Cost of mutual fund shares sold .................    (1,560,880)    (2,091,042)    (7,998,066)    (6,593,992)
                                                       ----------     ----------     ----------     ----------
    Realized gain (loss) on investments ...........     1,036,682        797,518       (335,753)      (240,139)
  Change in unrealized gain (loss) on investments .      (261,108)     1,211,575        119,200        269,548
                                                       ----------     ----------     ----------     ----------
    Net gain (loss) on investments ................       775,574      2,009,093       (216,553)        29,409
                                                       ----------     ----------     ----------     ----------
  Reinvested capital gains ........................     1,941,051        898,834           --             --
                                                       ----------     ----------     ----------     ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........     2,594,269      2,784,051          4,267        246,644
                                                       ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................     1,637,777      1,081,252        297,141        389,678
  Transfers between funds .........................       508,853     (1,428,535)      (147,844)      (577,936)
  Redemptions .....................................    (1,439,416)    (1,397,006)      (136,671)      (263,752)
  Annual contract maintenance charge (note 2) .....            (3)            (3)          --             --
  Contingent deferred sales charges (note 2) ......          --             --             --             --
  Adjustments to maintain reserves ................           151            165            135          2,083
                                                       ----------     ----------     ----------     ----------
      Net equity transactions .....................       707,362     (1,744,127)        12,761       (449,927)

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     3,301,631      1,039,924         17,028       (203,283)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......    43,908,037     35,666,943      4,768,564      5,341,007
                                                       ----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    47,209,668     36,706,867      4,785,592      5,137,724
                                                       ==========     ==========     ==========     ==========

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                           MSIEqGroB                   NAATAggr                     NAATCons
                                                    -----------------------    -----------------------     -----------------------
                                                        2000        1999          2000          1999          2000         1999
                                                    -----------    --------    ----------    ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --            --        76,239         2,253        21,431       13,096
  Variable account fee (notes 2 and 5) ..........        (7,994)     (1,402)      (15,209)      (10,195)       (3,136)      (3,642)
                                                    -----------    --------    ----------    ----------    ----------   ----------
    Net investment activity .....................        (7,994)     (1,402)       61,030        (7,942)       18,295        9,454

  Proceeds from mutual fund shares sold .........       973,084      98,095       278,424       847,559       547,747      401,197
  Cost of mutual fund shares sold ...............      (832,479)    (88,253)     (232,528)     (831,359)     (558,872)    (386,900)
                                                    -----------    --------    ----------    ----------    ----------   ----------
    Realized gain (loss) on investments .........       140,605       9,842        45,896        16,200       (11,125)      14,297
  Change in unrealized gain (loss) on investments        12,702      53,704      (185,606)      134,132       (39,204)         (69)
                                                    -----------    --------    ----------    ----------    ----------   ----------
    Net gain (loss) on investments ..............       153,307      63,546      (139,710)      150,332       (50,329)      14,228
                                                    -----------    --------    ----------    ----------    ----------   ----------
  Reinvested capital gains ......................          --          --         230,183       126,723        50,288       10,727
                                                    -----------    --------    ----------    ----------    ----------   ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       145,313      62,144       151,503       269,113        18,254       34,409
                                                    -----------    --------    ----------    ----------    ----------   ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     1,264,613     141,370     1,131,173     1,117,452       127,659      327,894
  Transfers between funds .......................     1,393,149     274,677       157,424      (806,922)     (473,367)     661,013
  Redemptions ...................................      (355,548)    (11,595)     (257,755)     (109,502)      (72,961)     (69,669)
  Annual contract maintenance charge (note 2) ...            (1)       --             (71)         --             (17)        --
  Contingent deferred sales charges (note 2) ....          --          --            --            --            --           --
  Adjustments to maintain reserves ..............             5         (55)            2           503             3          (38)
                                                    -----------    --------    ----------    ----------    ----------   ----------
      Net equity transactions ...................     2,302,218     404,397     1,030,773       201,531      (418,683)     919,200

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     2,447,531     466,541     1,182,276       470,644      (400,429)     953,609
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     2,134,051      97,901     4,545,190     3,069,335     1,366,259      594,487
                                                    -----------    --------    ----------    ----------    ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 4,581,582     564,442     5,727,466     3,539,979       965,830    1,548,096
                                                    ===========    ========    ==========    ==========    ==========   ==========


                                                              NAATMod
                                                     ------------------------
                                                        2000          1999
                                                     ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        61,663        12,671
  Variable account fee (notes 2 and 5) ..........       (12,719)       (7,750)
                                                     ----------    ----------
    Net investment activity .....................        48,944         4,921

  Proceeds from mutual fund shares sold .........       166,262       588,166
  Cost of mutual fund shares sold ...............      (133,138)     (552,255)
                                                     ----------    ----------
    Realized gain (loss) on investments .........        33,124        35,911
  Change in unrealized gain (loss) on investments      (101,791)       78,495
                                                     ----------    ----------
    Net gain (loss) on investments ..............       (68,667)      114,406
                                                     ----------    ----------
  Reinvested capital gains ......................       128,155        38,471
                                                     ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       108,432       157,798
                                                     ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       794,593       711,288
  Transfers between funds .......................        14,964       275,978
  Redemptions ...................................      (107,961)     (161,313)
  Annual contract maintenance charge (note 2) ...          (111)           (1)
  Contingent deferred sales charges (note 2) ....          --            --
  Adjustments to maintain reserves ..............             8           212
                                                     ----------    ----------
      Net equity transactions ...................       701,493       826,164

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       809,925       983,962
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     3,597,917     1,770,263
                                                     ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     4,407,842     2,754,225
                                                     ==========    ==========




                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                             NAATModAgg                 NAATModCon                 NWBdFd
                                                    -------------------------    ------------------------    --------------------
                                                        2000          1999          2000          1999        2000        1999
                                                    -----------    ----------    ----------    ----------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    64,300         7,907        23,269         9,792       8,563       8,024
  Variable account fee (notes 2 and 5) ..........       (12,804)       (6,066)       (4,215)       (3,124)       (966)     (1,131)
                                                    -----------    ----------    ----------    ----------    --------    --------
    Net investment activity .....................        51,496         1,841        19,054         6,668       7,597       6,893

  Proceeds from mutual fund shares sold .........       265,385       552,582       201,846       244,138       5,860      21,831
  Cost of mutual fund shares sold ...............      (220,758)     (535,459)     (182,513)     (234,322)     (6,043)    (20,853)
                                                    -----------    ----------    ----------    ----------    --------    --------
    Realized gain (loss) on investments .........        44,627        17,123        19,333         9,816        (183)        978
  Change in unrealized gain (loss) on investments      (107,095)       82,392       (55,275)       16,269      (1,510)    (15,763)
                                                    -----------    ----------    ----------    ----------    --------    --------
    Net gain (loss) on investments ..............       (62,468)       99,515       (35,942)       26,085      (1,693)    (14,785)
                                                    -----------    ----------    ----------    ----------    --------    --------
  Reinvested capital gains ......................       138,662        53,998        52,771        14,911        --          --
                                                    -----------    ----------    ----------    ----------    --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       127,690       155,354        35,883        47,664       5,904      (7,892)
                                                    -----------    ----------    ----------    ----------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     1,443,420     1,190,903       291,191       237,481       6,619      16,717
  Transfers between funds .......................        17,901      (187,482)     (124,844)       33,990      (3,020)     (8,404)
  Redemptions ...................................       (99,113)     (313,178)      (45,885)      (27,715)     (2,033)     (3,167)
  Annual contract maintenance charge (note 2) ...          (137)           (2)          (29)         --          --          --
  Contingent deferred sales charges (note 2) ....          --            --            --            --          --          --
  Adjustments to maintain reserves ..............           (11)          281             1           171        (104)         82
                                                    -----------    ----------    ----------    ----------    --------    --------
      Net equity transactions ...................     1,362,060       690,522       120,434       243,927       1,462       5,228

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     1,489,750       845,876       156,317       291,591       7,366      (2,664)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     3,566,549     1,576,167     1,410,374       875,474     260,982     274,143
                                                    -----------    ----------    ----------    ----------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 5,056,299     2,422,043     1,566,691     1,167,065     268,348     271,479
                                                    ===========    ==========    ==========    ==========    ========    ========

                                                                NWFund
                                                     ----------------------------
                                                          2000          1999
                                                     ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         625,032         706,718
  Variable account fee (notes 2 and 5) ..........        (480,596)       (647,115)
                                                     ------------    ------------
    Net investment activity .....................         144,436          59,603

  Proceeds from mutual fund shares sold .........      30,762,889      18,408,951
  Cost of mutual fund shares sold ...............     (23,901,098)     (8,806,154)
                                                     ------------    ------------
    Realized gain (loss) on investments .........       6,861,791       9,602,797
  Change in unrealized gain (loss) on investments      (3,536,626)      3,624,109
                                                     ------------    ------------
    Net gain (loss) on investments ..............       3,325,165      13,226,906
                                                     ------------    ------------
  Reinvested capital gains ......................            --              --
                                                     ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       3,469,601      13,286,509
                                                     ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      16,205,499      31,565,254
  Transfers between funds .......................     (36,141,142)    (25,370,461)
  Redemptions ...................................      (5,749,600)     (7,035,509)
  Annual contract maintenance charge (note 2) ...            (674)           (602)
  Contingent deferred sales charges (note 2) ....            (955)           (209)
  Adjustments to maintain reserves ..............          (1,261)         19,282
                                                     ------------    ------------
      Net equity transactions ...................     (25,688,133)       (822,245)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     (22,218,532)     12,464,264
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     178,128,600     188,973,280
                                                     ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     155,910,068     201,437,544
                                                     ============    ============

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                              NWGroFd                         NWMyMkt
                                                    ---------------------------    ----------------------------
                                                        2000           1999            2000            1999
                                                    ------------    -----------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --        2,869,727       1,817,088
  Variable account fee (notes 2 and 5) ..........        (44,932)       (54,811)       (270,593)       (278,141)
                                                    ------------    -----------    ------------    ------------
    Net investment activity .....................        (44,932)       (54,811)      2,599,134       1,538,947

  Proceeds from mutual fund shares sold .........      2,100,091      1,365,040     434,630,350      95,559,053
  Cost of mutual fund shares sold ...............     (1,638,442)      (884,439)   (434,630,350)    (95,559,053)
                                                    ------------    -----------    ------------    ------------
    Realized gain (loss) on investments .........        461,649        480,601            --              --
  Change in unrealized gain (loss) on investments     (1,190,922)       893,919            --              --
                                                    ------------    -----------    ------------    ------------
    Net gain (loss) on investments ..............       (729,273)     1,374,520            --              --
                                                    ------------    -----------    ------------    ------------
  Reinvested capital gains ......................           --             --              --              --
                                                    ------------    -----------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (774,205)     1,319,709       2,599,134       1,538,947
                                                    ------------    -----------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        757,523      1,088,082      11,383,258       8,423,927
  Transfers between funds .......................     (1,904,195)      (534,762)    (22,807,112)     33,438,915
  Redemptions ...................................       (337,011)      (626,049)    (15,881,818)     (8,022,889)
  Annual contract maintenance charge (note 2) ...            (17)           (20)            (60)             (6)
  Contingent deferred sales charges (note 2) ....           --             --              --              --
  Adjustments to maintain reserves ..............             15            (51)       (124,248)        136,089
                                                    ------------    -----------    ------------    ------------
      Net equity transactions ...................     (1,483,685)       (72,800)    (27,429,980)     33,976,036

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     (2,257,890)     1,246,909     (24,830,846)     35,514,983
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     15,285,672     13,756,598     119,075,473      70,669,459
                                                    ------------    -----------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 13,027,782     15,003,507      94,244,627     106,184,442
                                                    ============    ===========    ============    ============


                                                            NWIndxFd                  NSATGvtBd
                                                    -------------------------    ------------------
                                                       2000          1999         2000       1999
                                                    -----------    ----------    -------    -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        41,101        16,111        648        535
  Variable account fee (notes 2 and 5) ..........       (35,486)      (11,712)      (100)       (93)
                                                    -----------    ----------    -------    -------
    Net investment activity .....................         5,615         4,399        548        442

  Proceeds from mutual fund shares sold .........     3,451,406       946,070        100       --
  Cost of mutual fund shares sold ...............    (3,274,957)     (882,099)       (99)      --
                                                    -----------    ----------    -------    -------
    Realized gain (loss) on investments .........       176,449        63,971          1       --
  Change in unrealized gain (loss) on investments      (251,525)      280,774        195       (968)
                                                    -----------    ----------    -------    -------
    Net gain (loss) on investments ..............       (75,076)      344,745        196       (968)
                                                    -----------    ----------    -------    -------
  Reinvested capital gains ......................          --            --         --         --
                                                    -----------    ----------    -------    -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (69,461)      349,144        744       (526)
                                                    -----------    ----------    -------    -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     3,766,395     1,625,045        738      1,288
  Transfers between funds .......................      (259,662)    2,696,630       --         --
  Redemptions ...................................    (1,067,570)      (77,846)      --         --
  Annual contract maintenance charge (note 2) ...            (2)         --          (12)       (12)
  Contingent deferred sales charges (note 2) ....          --            --         --         --
  Adjustments to maintain reserves ..............            29             8          1         (2)
                                                    -----------    ----------    -------    -------
      Net equity transactions ...................     2,439,190     4,243,837        727      1,274

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     2,369,729     4,592,981      1,471        748
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    11,420,604       602,634     20,615     19,439
                                                    -----------    ----------    -------    -------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    13,790,333     5,195,615     22,086     20,187
                                                    ===========    ==========    =======    =======



                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                          NSATInc           NSATMyMkt                   NSATSmCo
                                                    -----------------   -------------------     -----------------------
                                                       2000      1999     2000       1999          2000          1999
                                                    ---------    ----   --------    --------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   1,255    --        3,223       1,981         2,100          --
  Variable account fee (notes 2 and 5) ..........        (243)   --         (548)       (412)      (24,329)      (11,369)
                                                    ---------    ----   --------    --------    ----------    ----------
    Net investment activity .....................       1,012    --        2,675       1,569       (22,229)      (11,369)

  Proceeds from mutual fund shares sold .........     645,059    --       40,485         253       840,360     2,538,112
  Cost of mutual fund shares sold ...............    (647,324)   --      (40,485)       (253)     (574,054)   (2,353,210)
                                                    ---------    ----   --------    --------    ----------    ----------
    Realized gain (loss) on investments .........      (2,265)   --         --          --         266,306       184,902
  Change in unrealized gain (loss) on investments       2,124    --         --          --          80,467        54,153
                                                    ---------    ----   --------    --------    ----------    ----------
    Net gain (loss) on investments ..............        (141)   --         --          --         346,773       239,055
                                                    ---------    ----   --------    --------    ----------    ----------
  Reinvested capital gains ......................        --      --         --          --            --            --
                                                    ---------    ----   --------    --------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         871    --        2,675       1,569       324,544       227,686
                                                    ---------    ----   --------    --------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      13,781    --        4,533       4,631     1,117,705       724,852
  Transfers between funds .......................     (77,716)   --      (40,000)     33,546     1,628,269      (745,310)
  Redemptions ...................................        (115)   --         --          --        (209,026)      (77,181)
  Annual contract maintenance charge (note 2) ...        --      --         --          --              (8)           (5)
  Contingent deferred sales charges (note 2) ....        --      --         --          --            --            --
  Adjustments to maintain reserves ..............          (1)   --           (3)          3          (142)        5,361
                                                    ---------    ----   --------    --------    ----------    ----------
      Net equity transactions ...................     (64,051)   --      (35,470)     38,180     2,536,798       (92,283)

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     (63,180)   --      (32,795)     39,749     2,861,342       135,403
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     111,788    --      122,009      76,159     5,388,455     3,538,333
                                                    ---------    ----   --------    --------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $  48,608    --       89,214     115,908     8,249,797     3,673,736
                                                    =========    ====   ========    ========    ==========    ==========


                                                        NSATTotRe
                                                   --------------------
                                                     2000        1999
                                                   --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       460         608
  Variable account fee (notes 2 and 5) ..........      (780)       (728)
                                                   --------    --------
    Net investment activity .....................      (320)       (120)

  Proceeds from mutual fund shares sold .........     1,014       7,832
  Cost of mutual fund shares sold ...............      (628)     (4,431)
                                                   --------    --------
    Realized gain (loss) on investments .........       386       3,401
  Change in unrealized gain (loss) on investments     4,826      11,949
                                                   --------    --------
    Net gain (loss) on investments ..............     5,212      15,350
                                                   --------    --------
  Reinvested capital gains ......................      --            70
                                                   --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     4,892      15,300
                                                   --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     5,074       7,362
  Transfers between funds .......................      --        (5,136)
  Redemptions ...................................      (748)       --
  Annual contract maintenance charge (note 2) ...       (11)        (11)
  Contingent deferred sales charges (note 2) ....      --          --
  Adjustments to maintain reserves ..............         2           1
                                                   --------    --------
      Net equity transactions ...................     4,317       2,216

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     9,209      17,516
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....   164,556     147,600
                                                   --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   173,765     165,116
                                                   ========    ========

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                           NBAMTGro             NBAMTLMat              NBAMTPart
                                                      -------------------    ------------------    ------------------
                                                        2000       1999       2000       1999       2000       1999
                                                      --------    -------    -------    -------    -------    -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   --         --          883        639        552        757
  Variable account fee (notes 2 and 5) ............       (364)      (172)       (63)       (55)      (334)      (308)
                                                      --------    -------    -------    -------    -------    -------
    Net investment activity .......................       (364)      (172)       820        584        218        449

  Proceeds from mutual fund shares sold ...........        225       --         --         --        4,802     11,024
  Cost of mutual fund shares sold .................       (140)      --         --         --       (4,393)    (6,721)
                                                      --------    -------    -------    -------    -------    -------
    Realized gain (loss) on investments ...........         85       --         --         --          409      4,303
  Change in unrealized gain (loss) on investments .      3,998       (636)      (625)      (602)   (13,046)     1,632
                                                      --------    -------    -------    -------    -------    -------
    Net gain (loss) on investments ................      4,083       (636)      (625)      (602)   (12,637)     5,935
                                                      --------    -------    -------    -------    -------    -------
  Reinvested capital gains ........................      6,006      1,957       --         --       11,732      1,317
                                                      --------    -------    -------    -------    -------    -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........      9,725      1,149        195        (18)      (687)     7,701
                                                      --------    -------    -------    -------    -------    -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................      7,786      4,856        539      1,238      4,979     11,033
  Transfers between funds .........................        814       --         --         --       (2,526)    (6,328)
  Redemptions .....................................       --         --         --         --       (2,023)    (4,556)
  Annual contract maintenance charge (note 2) .....       --         --         --         --         --         --
  Contingent deferred sales charges (note 2) ......       --         --         --         --         --         --
  Adjustments to maintain reserves ................          1          1         (2)      --         --          (18)
                                                      --------    -------    -------    -------    -------    -------
      Net equity transactions .....................      8,601      4,857        537      1,238        430        131

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     18,326      6,006        732      1,220       (257)     7,832
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     65,983     35,004     12,999     11,132     73,041     63,666
                                                      --------    -------    -------    -------    -------    -------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 84,309     41,010     13,731     12,352     72,784     71,498
                                                      ========    =======    =======    =======    =======    =======

                                                               NBGuard
                                                      ------------------------
                                                          2000          1999
                                                      ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        2,946         4,637
  Variable account fee (notes 2 and 5) ............       (2,828)       (4,392)
                                                      ----------    ----------
    Net investment activity .......................          118           245

  Proceeds from mutual fund shares sold ...........    1,901,182       644,947
  Cost of mutual fund shares sold .................   (2,198,129)     (629,853)
                                                      ----------    ----------
    Realized gain (loss) on investments ...........     (296,947)       15,094
  Change in unrealized gain (loss) on investments .      297,555       179,574
                                                      ----------    ----------
    Net gain (loss) on investments ................          608       194,668
                                                      ----------    ----------
  Reinvested capital gains ........................         --            --
                                                      ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........          726       194,913
                                                      ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................      208,138       212,647
  Transfers between funds .........................     (168,941)     (339,909)
  Redemptions .....................................      (62,465)      (53,014)
  Annual contract maintenance charge (note 2) .....         --            --
  Contingent deferred sales charges (note 2) ......         --            --
  Adjustments to maintain reserves ................            8            10
                                                      ----------    ----------
      Net equity transactions .....................      (23,260)     (180,266)

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      (22,534)       14,647
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......    1,472,851     1,503,941
                                                      ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............    1,450,317     1,518,588
                                                      ==========    ==========


                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)



                                                             NBManhFd               NBPartTr                      OppGlob
                                                      ---------------------    --------------------    -------------------------
                                                         2000        1999        2000        1999           2000          1999
                                                      ---------    --------    --------    --------    -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    --          --          --          --             --              --
  Variable account fee (notes 2 and 5) ............      (1,911)     (1,171)       (793)       (378)       (35,877)       (3,058)
                                                      ---------    --------    --------    --------    -----------    ----------
    Net investment activity .......................      (1,911)     (1,171)       (793)       (378)       (35,877)       (3,058)

  Proceeds from mutual fund shares sold ...........      26,043      16,037     124,096      82,121        459,929       356,850
  Cost of mutual fund shares sold .................     (19,062)    (18,129)   (141,791)    (73,743)      (294,912)     (338,382)
                                                      ---------    --------    --------    --------    -----------    ----------
    Realized gain (loss) on investments ...........       6,981      (2,092)    (17,695)      8,378        165,017        18,468
  Change in unrealized gain (loss) on investments .      42,256       9,805      16,698       4,568        377,616       114,241
                                                      ---------    --------    --------    --------    -----------    ----------
    Net gain (loss) on investments ................      49,237       7,713        (997)     12,946        542,633       132,709
                                                      ---------    --------    --------    --------    -----------    ----------
  Reinvested capital gains ........................        --          --          --          --             --            --
                                                      ---------    --------    --------    --------    -----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........      47,326       6,542      (1,790)     12,568        506,756       129,651
                                                      ---------    --------    --------    --------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................       4,135       4,107      67,516      22,875      3,013,418       296,714
  Transfers between funds .........................      14,045         260      44,059     119,993      8,564,691       845,736
  Redemptions .....................................     (24,722)     (1,678)     (4,260)     (3,252)      (497,795)         (330)
  Annual contract maintenance charge (note 2) .....        --          --          --          --               (4)         --
  Contingent deferred sales charges (note 2) ......        --             4        --          --             --            --
  Adjustments to maintain reserves ................           5           1         (10)        (15)           (19)          (38)
                                                      ---------    --------    --------    --------    -----------    ----------
      Net equity transactions .....................      (6,537)      2,694     107,305     139,601     11,080,291     1,142,082

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      40,789       9,236     105,515     152,169     11,587,047     1,271,733
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     380,186     257,916     189,677      46,843      3,952,128       139,308
                                                      ---------    --------    --------    --------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 420,975     267,152     295,192     199,012     15,539,175     1,411,041
                                                      =========    ========    ========    ========    ===========    ==========

                                                              PrBalI
                                                       --------------------
                                                         2000        1999
                                                       --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................      10,042       3,162
  Variable account fee (notes 2 and 5) ............      (1,968)       (725)
                                                       --------    --------
    Net investment activity .......................       8,074       2,437

  Proceeds from mutual fund shares sold ...........     431,213      13,133
  Cost of mutual fund shares sold .................    (427,973)    (12,432)
                                                       --------    --------
    Realized gain (loss) on investments ...........       3,240         701
  Change in unrealized gain (loss) on investments .      (1,051)     10,230
                                                       --------    --------
    Net gain (loss) on investments ................       2,189      10,931
                                                       --------    --------
  Reinvested capital gains ........................        --          --
                                                       --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........      10,263      13,368
                                                       --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................     186,099      59,970
  Transfers between funds .........................     162,660     222,372
  Redemptions .....................................     (76,230)     (2,651)
  Annual contract maintenance charge (note 2) .....        --          --
  Contingent deferred sales charges (note 2) ......        --          --
  Adjustments to maintain reserves ................          (3)         (2)
                                                       --------    --------
      Net equity transactions .....................     272,526     279,689

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     282,789     293,057
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     588,047      55,224
                                                       --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     870,836     348,281
                                                       ========    ========


NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                              PrIntlI                 PrLgCapGrI                 PrLgCapVlI
                                                      --------------------     ----------------------    ----------------------
                                                         2000        1999          2000        1999          2000        1999
                                                      ---------    --------    ----------    --------    ----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   2,802         895          --          --           3,631         307
  Variable account fee (notes 2 and 5) ............      (1,105)       (311)       (7,701)     (1,382)         (807)       (212)
                                                      ---------    --------    ----------    --------    ----------    --------
    Net investment activity .......................       1,697         584        (7,701)     (1,382)        2,824          95

  Proceeds from mutual fund shares sold ...........     473,979      91,299       403,907      66,106     1,057,377      66,823
  Cost of mutual fund shares sold .................    (466,911)    (89,061)     (314,035)    (57,897)   (1,064,878)    (62,336)
                                                      ---------    --------    ----------    --------    ----------    --------
    Realized gain (loss) on investments ...........       7,068       2,238        89,872       8,209        (7,501)      4,487
  Change in unrealized gain (loss) on investments .     (17,366)      2,060        (4,689)     50,996        11,099       5,963
                                                      ---------    --------    ----------    --------    ----------    --------
    Net gain (loss) on investments ................     (10,298)      4,298        85,183      59,205         3,598      10,450
                                                      ---------    --------    ----------    --------    ----------    --------
  Reinvested capital gains ........................        --          --            --          --            --          --
                                                      ---------    --------    ----------    --------    ----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........      (8,601)      4,882        77,482      57,823         6,422      10,545
                                                      ---------    --------    ----------    --------    ----------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................     169,901      46,590       997,720     338,010       174,503      54,214
  Transfers between funds .........................      52,115      76,278       169,284     452,121        79,651     105,204
  Redemptions .....................................      (9,468)       (659)      (93,943)     (2,611)       (3,827)       (321)
  Annual contract maintenance charge (note 2) .....          (3)       --            --          --            --          --
  Contingent deferred sales charges (note 2) ......        --          --            --          --            --          --
  Adjustments to maintain reserves ................          (3)         (5)         (222)        735            28          (5)
                                                      ---------    --------    ----------    --------    ----------    --------
      Net equity transactions .....................     212,542     122,204     1,072,839     788,255       250,355     159,092

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     203,941     127,086     1,150,321     846,078       256,777     169,637
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     352,443      19,018     2,375,395      64,224       229,271      10,404
                                                      ---------    --------    ----------    --------    ----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 556,384     146,104     3,525,716     910,302       486,048     180,041
                                                      =========    ========    ==========    ========    ==========    ========


                                                               PrSmCapI
                                                       ----------------------
                                                           2000        1999
                                                       ----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          --           767
  Variable account fee (notes 2 and 5) ............        (3,250)       (997)
                                                       ----------    --------
    Net investment activity .......................        (3,250)       (230)

  Proceeds from mutual fund shares sold ...........     1,300,194     404,799
  Cost of mutual fund shares sold .................    (1,049,988)   (403,329)
                                                       ----------    --------
    Realized gain (loss) on investments ...........       250,206       1,470
  Change in unrealized gain (loss) on investments .      (211,719)     33,211
                                                       ----------    --------
    Net gain (loss) on investments ................        38,487      34,681
                                                       ----------    --------
  Reinvested capital gains ........................          --          --
                                                       ----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........        35,237      34,451
                                                       ----------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................       579,741     193,477
  Transfers between funds .........................       356,740     194,192
  Redemptions .....................................       (41,942)       (144)
  Annual contract maintenance charge (note 2) .....          --          --
  Contingent deferred sales charges (note 2) ......          --          --
  Adjustments to maintain reserves ................           (40)       (417)
                                                       ----------    --------
      Net equity transactions .....................       894,499     387,108

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       929,736     421,559
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,227,633      40,253
                                                       ----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     2,157,369     461,812
                                                       ==========    ========

                                                                     (Continued)

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                           PutIntGro               PutInvFd
                                                      -----------------   ---------------------------
                                                        2000       1999       2000           1999
                                                      ---------    ----   ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    --      --             --             --
  Variable account fee (notes 2 and 5) ............         (85)   --         (240,706)      (278,131)
                                                      ---------    ----   ------------    -----------
    Net investment activity .......................         (85)   --         (240,706)      (278,131)

  Proceeds from mutual fund shares sold ...........     600,710    --        5,648,611      5,717,345
  Cost of mutual fund shares sold .................    (600,430)   --       (2,128,107)    (2,947,267)
                                                      ---------    ----   ------------    -----------
    Realized gain (loss) on investments ...........         280    --        3,520,504      2,770,078
  Change in unrealized gain (loss) on investments .         980    --       (6,062,116)     4,879,109
                                                      ---------    ----   ------------    -----------
    Net gain (loss) on investments ................       1,260    --       (2,541,612)     7,649,187
                                                      ---------    ----   ------------    -----------
  Reinvested capital gains ........................        --      --             --             --
                                                      ---------    ----   ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........       1,175    --       (2,782,318)     7,371,056
                                                      ---------    ----   ------------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................       2,550    --        7,671,040      8,334,445
  Transfers between funds .........................     123,348    --       (5,239,357)       940,016
  Redemptions .....................................          (2)   --       (3,053,621)    (3,915,610)
  Annual contract maintenance charge (note 2) .....        --      --             (490)          (501)
  Contingent deferred sales charges (note 2) ......        --      --             (657)          (137)
  Adjustments to maintain reserves ................       2,849    --             (487)           301
                                                      ---------    ----   ------------    -----------
      Net equity transactions .....................     128,745    --         (623,572)     5,358,514

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     129,920    --       (3,405,890)    12,729,570
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        --      --      101,757,290     74,110,450
                                                      ---------    ----   ------------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 129,920    --       98,351,400     86,840,020
                                                      =========    ====   ============    ===========


                                                                 PutVoyFd                       SEI500Ix
                                                       ----------------------------    --------------------------
                                                           2000            1999            2000           1999
                                                       ------------    ------------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................            --              --          145,727        244,549
  Variable account fee (notes 2 and 5) ............      (1,636,202)       (956,510)      (135,155)      (158,223)
                                                       ------------    ------------    -----------    -----------
    Net investment activity .......................      (1,636,202)       (956,510)        10,572         86,326

  Proceeds from mutual fund shares sold ...........      39,925,926       4,495,020     11,882,948      4,918,416
  Cost of mutual fund shares sold .................     (19,878,097)     (2,197,858)    (8,543,552)    (3,568,793)
                                                       ------------    ------------    -----------    -----------
    Realized gain (loss) on investments ...........      20,047,829       2,297,162      3,339,396      1,349,623
  Change in unrealized gain (loss) on investments .     (21,859,466)     27,740,301     (3,980,310)     4,351,535
                                                       ------------    ------------    -----------    -----------
    Net gain (loss) on investments ................      (1,811,637)     30,037,463       (640,914)     5,701,158
                                                       ------------    ------------    -----------    -----------
  Reinvested capital gains ........................            --              --             --             --
                                                       ------------    ------------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........      (3,447,839)     29,080,953       (630,342)     5,787,484
                                                       ------------    ------------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................      37,994,992      22,888,168     12,893,517     12,261,318
  Transfers between funds .........................      10,649,720     (10,019,948)    (8,542,499)     1,930,607
  Redemptions .....................................     (12,196,407)     (6,915,952)    (4,564,859)    (3,602,699)
  Annual contract maintenance charge (note 2) .....            (244)           (115)          --             --
  Contingent deferred sales charges (note 2) ......            --                 4           --             --
  Adjustments to maintain reserves ................          (1,459)            927           (396)           124
                                                       ------------    ------------    -----------    -----------
      Net equity transactions .....................      36,446,602       5,953,084       (214,237)    10,589,350

NET CHANGE IN CONTRACT OWNERS' EQUITY .............      32,998,763      35,034,037       (844,579)    16,376,834
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     371,074,041     208,797,858     68,607,261     42,273,711
                                                       ------------    ------------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     404,072,804     243,831,895     67,762,682     58,650,545
                                                       ============    ============    ===========    ===========

NATIONWIDE DC VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                               SelGroFd                     TRIntStk
                                                      -------------------------    --------------------------
                                                          2000          1999           2000           1999
                                                      -----------    ----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      --            --             --             --
  Variable account fee (notes 2 and 5) ............       (14,798)      (14,396)      (178,127)      (146,907)
                                                      -----------    ----------    -----------    -----------
    Net investment activity .......................       (14,798)      (14,396)      (178,127)      (146,907)

  Proceeds from mutual fund shares sold ...........       278,240        96,242     30,553,977     26,535,834
  Cost of mutual fund shares sold .................      (160,486)      (65,745)   (25,902,862)   (25,422,191)
                                                      -----------    ----------    -----------    -----------
    Realized gain (loss) on investments ...........       117,754        30,497      4,651,115      1,113,643
  Change in unrealized gain (loss) on investments .       366,757       325,929     (6,377,351)       575,167
                                                      -----------    ----------    -----------    -----------
    Net gain (loss) on investments ................       484,511       356,426     (1,726,236)     1,688,810
                                                      -----------    ----------    -----------    -----------
  Reinvested capital gains ........................          --            --             --             --
                                                      -----------    ----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........       469,713       342,030     (1,904,363)     1,541,903
                                                      -----------    ----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................        68,348        63,672      4,238,352      3,670,647
  Transfers between funds .........................       (49,319)      (48,278)    (1,034,935)    (2,221,064)
  Redemptions .....................................      (223,983)      (48,976)    (1,342,879)    (1,181,241)
  Annual contract maintenance charge (note 2) .....          (181)         (186)           (27)           (25)
  Contingent deferred sales charges (note 2) ......           (26)          (15)          --             --
  Adjustments to maintain reserves ................          (979)           47            188            967
                                                      -----------    ----------    -----------    -----------
      Net equity transactions .....................      (206,140)      (33,736)     1,860,699        269,284

NET CHANGE IN CONTRACT OWNERS' EQUITY .............       263,573       308,294        (43,664)     1,811,187
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     4,593,307     3,659,593     48,726,030     36,489,979
                                                      -----------    ----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 4,856,880     3,967,887     48,682,366     38,301,166
                                                      ===========    ==========    ===========    ===========



                                                                TemForFd                    WPEmGro
                                                       --------------------------    ----------------------
                                                           2000           1999          2000        1999
                                                       -----------    -----------    ----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................           --             --            --          --
  Variable account fee (notes 2 and 5) ............       (250,027)      (220,621)       (9,982)       (668)
                                                       -----------    -----------    ----------    --------
    Net investment activity .......................       (250,027)      (220,621)       (9,982)       (668)

  Proceeds from mutual fund shares sold ...........     15,430,330     25,751,409     2,495,525     103,332
  Cost of mutual fund shares sold .................    (14,149,751)   (27,552,274)   (2,409,934)    (99,749)
                                                       -----------    -----------    ----------    --------
    Realized gain (loss) on investments ...........      1,280,579     (1,800,865)       85,591       3,583
  Change in unrealized gain (loss) on investments .     (5,563,740)    14,668,186      (329,440)     31,328
                                                       -----------    -----------    ----------    --------
    Net gain (loss) on investments ................     (4,283,161)    12,867,321      (243,849)     34,911
                                                       -----------    -----------    ----------    --------
  Reinvested capital gains ........................           --             --            --          --
                                                       -----------    -----------    ----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ..........     (4,533,188)    12,646,700      (253,831)     34,243
                                                       -----------    -----------    ----------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................      6,212,065      5,126,153       896,672     109,132
  Transfers between funds .........................     (8,175,877)    (8,361,685)    3,233,414     242,920
  Redemptions .....................................     (2,086,369)    (1,717,062)     (132,167)     (6,840)
  Annual contract maintenance charge (note 2) .....            (32)           (40)           (1)       --
  Contingent deferred sales charges (note 2) ......           --             --            --          --
  Adjustments to maintain reserves ................           (381)         6,303            (5)        (77)
                                                       -----------    -----------    ----------    --------
      Net equity transactions .....................     (4,050,594)    (4,946,331)    3,997,913     345,135

NET CHANGE IN CONTRACT OWNERS' EQUITY .............     (8,583,782)     7,700,369     3,744,082     379,378
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     83,681,764     62,795,999     1,260,348      58,237
                                                       -----------    -----------    ----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     75,097,982     70,496,368     5,004,430     437,615
                                                       ===========    ===========    ==========    ========


See accompanying notes to financial statements.

                         NATIONWIDE DC VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2000 and 1999
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide DC Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 1974. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization; however, other distributors may be utilized.

     (b) The Contracts

         Participants in group flexible fund contracts may be invested in any of the following subaccounts:

              AIM Equity Funds, Inc. - AIM Constellation Fund -
                Institutional Class (AIMCon)

              AIM Equity Funds, Inc. - AIM Weingarten Fund -
                Institutional Class (AIMWein)

              American Century Growth Fund - Investor Class (ACGrI)

              American Century Income & Growth Fund - Investor Class (ACIncGro)

              American Century International Discovery Fund -
                Investor Class (ACIntlDisc)

              American Century Select Fund - Investor Class (ACSelect)

              American Century Ultra Fund - Investor Class (ACUltra)

              American Century Value Fund - Investor Class (ACValue)

              The Bond Fund of America(SM), Inc. (BdFdAm)
                (not available for contracts issued on or after January 1, 1994)

              Brown Capital Management - Small Company Fund (BrnCapSmCo)

              Davis New York Venture Fund, Inc. - Class A (DNYVenFd)

              Delaware Decatur Equity Income Fund Institutional Class (DeDecInc)
                (not available for contracts issued on or after August 1, 1993)

              Dreyfus Appreciation Fund, Inc. (DryApp)

              Dreyfus Cash Management - Class A (DryCsMgt)

              Dreyfus Premier Midcap Stock - Class A (DryPreMCap)

              Dreyfus S&P 500 Index Fund (Dry500Ix)

              The Dreyfus Premier Third Century Fund, Inc. - Class Z (DryPrm3CZ)

              Evergreen Income and Growth Fund - Class Y (EvIncGro)

              Federated Investment Series Funds, Inc. - Federated Bond Fund -
                Class F (FedBdFd)

              Federated U.S. Government Securities Fund: 2-5 Years -
                Institutional Shares (FedUSGvt)

              Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)

              Fidelity Advisors High Yield Fund - Class T (FAHiYld)

              Fidelity Asset Manager(TM) (FidAsMgr)

              Fidelity Capital & Income Fund (FidCapInc)
                (not available for contracts issued on or after January 1, 1987)

              Fidelity Contrafund (FidContr) (not available for contracts issued on or after June 30, 1998)

              Fidelity Equity-Income Fund (FidEqInc)

              Fidelity Growth & Income Portfolio (FidGrInc)

              Fidelity Magellan(R) Fund (FidMgln) (not available for contracts issued on or after October 1, 1997)

              Fidelity OTC Portfolio (FidOTC)

              Fidelity Puritan(R) Fund (FidPurtn)

              The Growth Fund of America(R), Inc. (GroFdAm)
                (not available for contracts issued on or after January 1, 1994)

              The Income Fund of America(R), Inc. (IncFdAm)
                (not available for contracts issued on or after January 1, 1994)

              INVESCO Dynamics Fund, Inc. - Investor Class (InvDynam)

              INVESCO Equity Income Fund, Inc. - Investor Class (InvEqInc)

              INVESCO Total Return Fund - Investor Class (InvTotRet)

              Janus Fund (JanFund)

              Janus Twenty Fund (Jan20Fd)

              Janus Worldwide Fund (JanWrldwde)

              MAS Funds - Fixed Income Portfolio - Institutional Shares (MASFIP)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              Morgan Stanley Dean Witter Institutional Fund, Inc. -
                Equity Growth Portfolio - Class B (MSIEqGroB)

              Portfolios of the Nationwide Asset Allocation Trust (NAAT) (managed for a fee by an affiliated investment advisor)
                NAAT - The Aggressive Portfolio (NAATAggr)
                NAAT - The Conservative Portfolio (NAATCons)
                NAAT - The Moderate Portfolio (NAATMod)
                NAAT - The Moderately Aggressive Portfolio (NAATModAgg) NAAT - The Moderately Conservative Portfolio (NAATModCon)

              Nationwide(R) Mutual Funds
              (managed for a fee by an affiliated investment advisor)
                Nationwide(R) Bond Fund - Class D (NWBdFd)
                Nationwide(R) Fund - Class D (NWFund)
                Nationwide(R) Growth Fund - Class D (NWGroFd)
                Nationwide(R) Money Market Fund - Prime Shares (NWMyMkt) Nationwide(R) S&P 500 Index Fund - Institutional Service Class
                  (NWIndxFd)
                Prestige Balanced Fund - Institutional Service Class (PrBalI) Prestige International Fund - Institutional Service Class
                  (PrIntlI)
                Prestige Large Cap Growth Fund - Institutional Service Class
                  (PrLgCapGrI)
                Prestige Large Cap Value Fund - Institutional Service Class
                  (PrLgCapVlI)
                Prestige Small Cap Fund - Institutional Service Class (PrSmCapI)

              Nationwide(R) SAT - Income Fund (NSATInc)
              (managed for a fee by an affiliated investment advisor)

              Nationwide(R) SAT - Small Company Fund (NSATSmCo)
              (managed for a fee by an affiliated investment advisor)

                                                                     (Continued)
                                       33

                         NATIONWIDE DC VARIABLE ACCOUNT

                                   (UNAUDITED)


              Neuberger Berman Equity Funds(R) - Guardian Fund (NBGuard)

              Neuberger Berman Equity Funds(R) - Manhattan Fund (NBManhFd)

              Neuberger Berman Equity Trust(R) - Partners Trust (NBPartTr)

              Oppenheimer Global Fund - Class A (OppGlob)

              Putnam International Growth Fund - Class A (PutIntGro)

              Putnam Investors Fund - Class A (PutInvFd)

              Putnam Voyager Fund - Class A (PutVoyFd)

              SEI Index Funds - S&P 500 Index Portfolio - Class E (SEI500Ix)

              Seligman Growth Fund, Inc. - Class A (SelGroFd)

              Strong Common Stock Fund, Inc. (StComStk)

              T. Rowe Price International Funds, Inc. - International Stock
                Fund(R) (TRIntStk)

              Templeton Foreign Fund - Class A (TemForFd)

              Templeton Global Smaller Companies Fund, Inc. -
                Class A (TemGlSmCo)

              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)

         The following funds are available for investment only by Plans established under Internal Revenue Code (IRC) Section 403(b).

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Fidelity Variable Insurance Products Fund I & II (Fidelity VIP);
                Fidelity VIP - Asset Manager Portfolio (FidVIPAM)
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide(R) SAT - Capital Appreciation Fund (NSATCapAp) Nationwide(R) SAT - Government Bond Fund (NSATGvtBd) Nationwide(R) SAT - Money Market Fund (NSATMyMkt)
                Nationwide(R) SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
                Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
                Neuberger Berman AMT - Limited Maturity Bond Portfolio
                  (NBAMTLMat)
                Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

         All of the above funds were being utilized as of June 30, 2000, except AIM Equity Funds, Inc. - AIM Weingarten Fund - Institutional Class (AIMWein), Fidelity OTCPortfolio (FidOTC), Fidelity Puritan(R) Fund (FidPurtn), Janus Twenty Fund (Jan20Fd), Nationwide SAT - Capital Appreciation Fund (NSATCapAp), Strong Common Stock Fund, Inc. (StComStk) and Templeton Global Smaller Companies Fund, Inc. - Class I (TemGlSmCo).

         The following funds were no longer available as of June 30, 1998:
         American Century International Growth Fund (ACIntlGrow), The Institutional Shares of Federated GNMA Trust (FedGNMA), Neuberger Berman Guardian Trust (NBGuardTr) and Neuberger Berman Partners Fund (NBPartFd).

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the IRC. The assets in this account are held pursuant to contracts with entities which are exempt from Federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Annuity Payout Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     Net purchase payments received for contracts issued before July 1, 1980, represent contributions by the contract owners less a sales charge by the Company of not more than 5%, to cover sales expenses. The Company does not deduct a sales charge from purchase payments for contracts issued after July 1, 1980. However, if any part of the contract value representing participant accounts that have been established under the contracts and held in the Account for less than sixteen (16) years is surrendered, the Company will, with certain exceptions, assess a contingent deferred sales charge. This charge will be equal to not more than 5% of the lesser of all purchase payments received on behalf of the surrendering participant or contract owner prior to the date of the request for surrender, or the amount surrendered. Sales charges or contingent deferred sales charges of less than 5% reflect actual variations in expense (usually reduced agents' commissions). No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following contract charges are deducted by the Company on contracts issued before July 1, 1980: (a) an annual contract maintenance charge of $8 assessed by surrendering units; (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%; and (c) a charge on complete redemption, equal to the lesser of $8 or 2% of the value of the account, except when such redemption occurs within 31 days of the anniversary date of the contract.

                                                                     (Continued)
                                       35

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

     For contracts issued beginning July 1, 1980 through April 30, 1991, contract charges include: (a) an annual contract maintenance charge of $12 or $15, based upon administrative services provided, assessed by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.95%.

     For contracts issued on or after May 1, 1991, contract charges include a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.35%, 0.15% and 0.45% respectively. Beginning November 1, 1996 through April 30, 1998, the administration charge was based upon the aggregate balance of assets held under the contract by each contract owner as follows:

                                 Expense                                         Administration
                                  Tier                Assets (Millions)              Charge
                                ---------              --------------             ------------

                                    I                     Up to $10                   .45%
                                   II                  Over $10 to $25                .40%
                                   III                 Over $25 to $50                .30%
                                   IV                 Over $50 to $150                .20%
                                    V                     Over $150                   .15%


     The administration charge implemented on November 1, 1996 was based on the June 30, 1996 asset balance. Thereafter, the administrative charge was determined using the December 31 asset balance and became effective on the following May 1.

     Beginning May 1, 1998 the Company will assess a charge for a Variable Account Fee on all contracts outstanding. Under the terms of the contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the contracts. For the Company's contractual promise to accept these risks and expenses, the contracts provide for the deduction of a Variable Account Fee, which is calculated as a percentage of assets and deducted on each valuation date from amounts held in the Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

     As with all other charges, this fee is subject to negotiation and may vary from one contract to another reflecting the unique characteristics of different contracts when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the contract; (2) the number of eligible employees; (3) the number of contract participants; (4) demographics of contract participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of underlying mutual fund options; (7) the type of contract issued (for example, whether the contract is issued as an allocated contract or unallocated contract); (8) costs associated with distribution of the contract; (9) any recovery of any credits on initial transfers; and (10) any other factors which the Company deems relevant (see summary of variable account fees at Note 5).

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 2000.


                                                 ASSET                                                 PERIOD
                                                 CHARGE       UNITS     UNIT VALUE      AMOUNT        RETURN(b)
                                                 -------   ----------   ----------   ------------     --------
     AIM Equity Funds, Inc. -
        AIM Constellation Fund -
        Institutional Class...................     0.40%    4,396,502     $4.299626   $18,903,314          9%

     American Century Growth Fund -
        Investor Class........................     0.95%    9,123,292     11.207594   102,250,153          6%
                                                   0.90%    3,291,315     11.228108    36,955,240          6%
                                                   0.80%    3,837,660     11.269249    43,247,546          6%
                                                   0.65%    1,641,618     11.337086    18,611,164          6%
                                                   0.60%      231,185     11.316376     2,616,176          6%
                                                   0.50%      708,513     11.292022     8,000,544          6%
                                                   0.40%    7,444,266     11.310869    84,201,118          6%
                                                   0.35%      174,630     11.363656     1,984,435          6%
                                                   0.30%      266,013     11.369560     3,024,451          6%

     American Century Income &
        Growth Fund - Investor Class..........     0.80%    5,335,419      1.233884     6,583,288        (4)%
                                                   0.70%    2,272,361      1.235894     2,808,397        (4)%
                                                   0.55%    1,196,261      1.238915     1,482,066        (4)%
                                                   0.40%      936,381      1.241943     1,162,932        (4)%
                                                   0.35%      156,977      1.242954       195,115        (4)%
                                                   0.30%      375,516      1.243966       467,129        (4)%
                                                   0.25%      166,919      1.244979       207,811        (4)%
                                                   0.20%       38,934      1.245992        48,511        (4)%
                                                   0.15%    1,396,266      1.247006     1,741,152        (4)%

     American Century International
        Discovery Fund - Investor Class.......     0.80%    9,187,811      2.053104    18,863,532          1%
                                                   0.70%    4,970,590      2.056444    10,221,740          1%
                                                   0.55%    3,750,637      2.061465     7,731,807          1%
                                                   0.40%    2,981,302      2.066497     6,160,852          1%
                                                   0.35%      692,772      2.068177     1,432,775          1%
                                                   0.30%       74,754      2.069859       154,730          1%
                                                   0.25%    4,116,512      2.071542     8,527,528          2%
                                                   0.20%      185,650      2.073226       384,894          2%
                                                   0.15%   18,797,753      2.074912    39,003,683          2%

     American Century Select Fund -
        Investor Class........................     0.95%       39,292      3.399762       133,583          1%
                                                   0.65%    1,282,606      3.416817     4,382,430          2%

                                                                                                   (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)


                                                 ASSET                     UNIT                         PERIOD
                                                 CHARGE       UNITS        VALUE         AMOUNT        RETURN(b)
                                                 -------   ----------     ------      ------------     --------

     American Century Ultra Fund -
        Investor Class........................     0.95%   66,352,641      4.512048   299,386,301         (4)%
                                                   0.90%   22,959,479      4.520308   103,783,917         (4)%
                                                   0.80%   22,278,679      4.536871   101,075,493         (4)%
                                                   0.65%   15,221,842      4.564182    69,475,257         (4)%
                                                   0.60%    1,104,152      4.555846     5,030,346         (4)%
                                                   0.50%    2,400,180      4.546041    10,911,317         (4)%
                                                   0.40%   27,965,259      4.553630   127,343,442         (4)%
                                                   0.35%    1,427,708      4.574882     6,531,596         (4)%
                                                   0.30%      767,477      4.577262     3,512,943         (4)%

     American Century Value Fund -
        Investor Class........................     0.80%        6,345      0.972256         6,169         (3)%(a)
                                                   0.55%        4,167      0.972654         4,053         (3)%(a)
                                                   0.40%           68      0.972893            66         (3)%(a)

     American Century VP -
        American Century VP Balanced..........     0.95%       15,493      1.901732        29,464           1%

     American Century VP - American
        Century VP Capital Appreciation.......     0.95%       58,804      2.897987       170,413          17%

     The Bond Fund of America(SM), Inc. ......     0.95%    2,771,530      2.499123     6,926,394           2%
                                                   0.90%      840,687      2.503769     2,104,886           2%
                                                   0.80%      757,283      2.513080     1,903,113           2%
                                                   0.65%      315,016      2.528409       796,489           2%
                                                   0.60%       95,056      2.523773       239,900           2%
                                                   0.55%       84,180      2.522448       212,340           2%
                                                   0.50%       31,105      2.518298        78,332           2%
                                                   0.40%    1,247,723      2.522568     3,147,466           2%
                                                   0.35%       51,203      2.534486       129,773           2%

     Brown Capital Management -
        Small Company Fund....................     0.80%      817,525      1.498802     1,225,308          11%
                                                   0.70%      437,848      1.499919       656,737          11%
                                                   0.55%      332,194      1.501598       498,822          11%
                                                   0.40%      196,599      1.503278       295,543          11%
                                                   0.35%      199,818      1.503839       300,494          11%
                                                   0.30%       11,302      1.504399        17,003          11%
                                                   0.25%      196,642      1.504960       295,938          11%
                                                   0.20%       17,536      1.505521        26,401          11%

     Davis New York Venture Fund, Inc. -
        Class A...............................     0.90%      143,525      3.161980       453,823           7%


                                                 ASSET                     UNIT                         PERIOD
                                                 CHARGE       UNITS        VALUE         AMOUNT        RETURN(b)
                                                 -------   ----------     ------      ------------     --------

     Delaware Decatur Equity Income Fund -
        Institutional Class...................     0.95%       37,855      2.865650       108,479         (6)%
                                                   0.90%        7,185      2.870898        20,627         (6)%
                                                   0.80%       19,035      2.881423        54,848         (6)%
                                                   0.65%           26      2.880042            75         (6)%
                                                   0.60%        6,112      2.893487        17,685         (6)%
                                                   0.35%          143      2.905591           415         (6)%

     Dreyfus Appreciation Fund, Inc...........     0.80%    2,037,264      1.216040     2,477,395          3%
                                                   0.70%    1,055,185      1.218020     1,285,236          3%
                                                   0.55%      572,488      1.220998       699,007          3%
                                                   0.40%      197,098      1.223982       241,244          3%
                                                   0.35%       89,928      1.224978       110,160          3%
                                                   0.30%      336,177      1.225976       412,145          3%
                                                   0.25%       30,237      1.226974        37,100          3%
                                                   0.20%       16,381      1.227972        20,115          4%
                                                   0.15%      204,819      1.228972       251,717          4%


     Dreyfus Cash Management -
        Class A...............................     0.90%      124,704      1.353857       168,831          2%

     Dreyfus Premier Midcap Stock -
        Class A...............................     0.80%      573,678      1.323320       759,160          6%
                                                   0.70%      253,287      1.325476       335,726          6%
                                                   0.55%      143,965      1.328717       191,289          7%
                                                   0.40%      290,978      1.331966       387,573          7%
                                                   0.35%        4,341      1.333051         5,787          7%
                                                   0.30%        3,571      1.334136         4,764          7%
                                                   0.25%       77,549      1.335223       103,545          7%
                                                   0.20%       30,841      1.336310        41,213          7%
                                                   0.15%    1,650,857      1.337398     2,207,853          7%

     The Dreyfus Premier Third Century
        Fund, Inc. - Class Z..................     0.95%       40,292      5.944873       239,531          1%
                                                   0.80%    5,309,899      5.977579    31,740,341          1%
                                                   0.70%    1,694,781      5.999482    10,167,808          1%
                                                   0.55%    1,224,864      5.984668     7,330,404          1%
                                                   0.40%    1,108,267      5.999660     6,649,225          2%
                                                   0.35%      241,899      6.033978     1,459,613          2%
                                                   0.30%      128,851      6.030797       777,074          2%
                                                   0.25%      116,948      6.014689       703,406          2%
                                                   0.20%       39,915      6.049093       241,450          2%
                                                   0.15%    3,221,200      6.024730    19,406,860          2%


                                                                                                   (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)


                                                 ASSET                     UNIT                         PERIOD
                                                 CHARGE       UNITS        VALUE         AMOUNT        RETURN(b)
                                                 -------   ----------     ------      ------------     --------
     Dreyfus S&P 500 Index Fund...............     0.95%   31,409,128      1.818258    57,109,898         (1)%
                                                   0.90%    9,853,563      1.821135    17,944,668         (1)%
                                                   0.80%    9,350,845      1.826904    17,083,096         (1)%
                                                   0.65%    8,314,575      1.827381    15,193,896         (1)%
                                                   0.60%    1,170,335      1.834546     2,147,033         (1)%
                                                   0.55%      534,018      1.834488       979,650         (1)%
                                                   0.50%    1,699,255      1.831960     3,112,967         (1)%
                                                   0.35%      740,690      1.842214     1,364,509         (1)%

     The Dreyfus Socially Responsible
        Growth Fund, Inc......................     0.95%       16,186      3.354559        54,297           2%

     Dreyfus Stock Index Fund.................     0.95%       58,431      3.173582       185,436         (1)%

     Evergreen Income And Growth Fund -
        Class Y...............................     0.95%      508,701      2.639052     1,342,488         (4)%
                                                   0.90%      141,839      2.643885       375,006         (4)%
                                                   0.80%      148,109      2.653578       393,019         (4)%
                                                   0.65%       55,447      2.669562       148,019         (4)%
                                                   0.60%        3,393      2.664686         9,041         (4)%
                                                   0.55%       52,860      2.663283       140,781         (4)%
                                                   0.50%        6,408      2.658949        17,039         (4)%
                                                   0.40%      341,198      2.663391       908,744         (4)%
                                                   0.35%       13,739      2.675829        36,763         (4)%

     Federated Investment Series Fund, Inc. -
        Federated Bond Fund - Class F.........     0.80%      351,184      0.995647       349,655           1%
                                                   0.70%       50,712      0.997270        50,574           1%
                                                   0.55%        8,249      0.999710         8,247           1%
                                                   0.40%      112,415      1.002155       112,657           1%
                                                   0.35%       15,600      1.002972        15,646           1%
                                                   0.20%          331      1.005426           333           1%
                                                   0.15%       57,706      1.006245        58,066           1%

     Federated U.S. Government
        Securities Fund: 2-5 Years -
        Institutional Shares..................     0.95%    2,205,647      1.316785     2,904,363           3%
                                                   0.90%      502,185      1.319222       662,494           3%
                                                   0.80%      691,469      1.324106       915,578           3%
                                                   0.65%      539,313      1.323770       713,926           3%
                                                   0.60%       65,768      1.329689        87,451           3%
                                                   0.55%       54,804      1.328974        72,833           3%
                                                   0.50%       20,668      1.327268        27,432           3%
                                                   0.35%        1,504      1.335545         2,009           3%

                                                 ASSET                     UNIT                         PERIOD
                                                 CHARGE       UNITS        VALUE         AMOUNT        RETURN(b)
                                                 -------   ----------     ------      ------------     --------
     Fidelity Advisor Growth Opportunities
        Fund - Class A........................     0.80%    1,751,705       1.071191     1,876,411         (5)%
                                                   0.70%      467,965       1.072937       502,097         (5)%
                                                   0.55%      155,470       1.075562       167,218         (5)%
                                                   0.40%      119,951       1.078192       129,330         (5)%
                                                   0.35%       38,305       1.079070        41,334         (5)%
                                                   0.30%        1,060       1.079949         1,145         (5)%
                                                   0.25%       22,020       1.080829        23,800         (5)%
                                                   0.20%        2,836       1.081710         3,068         (4)%
                                                   0.15%      118,812       1.082591       128,625         (4)%

     Fidelity Advisor High Yield Fund -
        Class T...............................     0.80%      583,152       1.093248       637,530         (4)%
                                                   0.70%      157,738       1.095086       172,737         (4)%
                                                   0.55%      152,609       1.097845       167,541         (4)%
                                                   0.40%       15,155       1.100607        16,680         (4)%
                                                   0.35%       14,350       1.101529        15,807         (4)%
                                                   0.30%          808       1.102450           891         (4)%
                                                   0.25%       44,089       1.103372        48,647         (4)%
                                                   0.20%          282       1.104294           311         (4)%

     Fidelity Asset Manager(TM)...............     0.95%    4,196,453       2.029945     8,518,569           3%
                                                   0.90%    1,316,219       2.033662     2,676,745           3%
                                                   0.80%    1,010,629       2.041117     2,062,812           3%
                                                   0.65%      848,833       2.040135     1,731,734           4%
                                                   0.60%       46,195       2.049659        94,684           4%
                                                   0.55%       36,022       2.048579        73,794           4%
                                                   0.50%      239,297       2.045248       489,422           4%
                                                   0.35%       83,680       2.058229       172,233           4%

     Fidelity Capital & Income Fund...........     0.95%       56,571       5.367751       303,659         (1)%
                                                   0.90%       29,334       5.377686       157,749         (1)%
                                                   0.80%       51,617       5.397595       278,608         (1)%
                                                   0.65%       13,947       5.430340        75,737         (1)%
                                                   0.50%        9,950       5.410484        53,834         (1)%
                                                   0.40%       51,456       5.420000       278,892         (1)%
                                                   0.35%        1,682       5.424760         9,124         (1)%

     Fidelity Contrafund......................     0.95%   60,633,113       3.975599   241,052,943         (2)%
                                                   0.90%   19,843,233       3.982878    79,033,176         (2)%
                                                   0.80%   19,008,505       3.997476    75,986,043         (2)%
                                                   0.65%   13,288,917       4.021547    53,442,004         (2)%
                                                   0.60%      927,624       4.014200     3,723,668         (2)%
                                                   0.55%      586,512       4.012083     2,353,135         (2)%
                                                   0.50%    1,802,734       4.005559     7,220,957         (2)%
                                                   0.40%    8,287,893       4.012248    33,253,082         (2)%
                                                   0.35%      685,454       4.030978     2,763,050         (2)%

                                                                     (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

                                                 ASSET                     UNIT                         PERIOD
                                                 CHARGE       UNITS        VALUE         AMOUNT        RETURN(b)
                                                 -------   ----------     ------      ------------     --------

     Fidelity Equity - Income Fund............     0.95%   12,754,562       7.928217   101,120,935         (3)%
                                                   0.90%    4,281,043       7.942735    34,003,190         (3)%
                                                   0.80%    5,089,829       7.971851    40,575,358         (3)%
                                                   0.65%    2,525,071       8.019859    20,250,713         (3)%
                                                   0.60%      122,773       8.005221       982,825         (3)%
                                                   0.55%       84,834       8.001010       678,758         (3)%
                                                   0.50%    1,015,213       7.987998     8,109,519         (3)%
                                                   0.40%    5,448,939       8.001343    43,598,830         (3)%
                                                   0.35%      206,881       8.038699     1,663,054         (3)%

     Fidelity Growth & Income Portfolio.......     0.40%    5,774,024       3.630635    20,963,374           1%

     Fidelity Magellan(R) Fund................     0.95%   45,637,311       3.910553   178,467,123           0%
                                                   0.90%   12,118,614       3.917711    47,477,227           0%
                                                   0.80%   12,676,512       3.932067    49,844,895           0%
                                                   0.65%    8,211,435       3.955738    32,482,285           0%
                                                   0.60%      707,793       3.948514     2,794,731           0%
                                                   0.55%      308,304       3.946434     1,216,701           0%
                                                   0.50%    2,165,374       3.940017     8,531,610           0%
                                                   0.40%   23,491,834       3.946595    92,712,755           1%
                                                   0.35%      527,385       3.965014     2,091,089           1%

     Fidelity VIP - Asset Manager Portfolio...     0.95%       33,828       1.862505        63,005         (1)%

     Fidelity VIP - Equity Income Portfolio...     0.95%      111,838       2.112616       236,271         (3)%

     Fidelity VIP - Growth Portfolio..........     0.95%      113,380       3.736477       423,642          5%

     Fidelity VIP - High Income Portfolio.....     0.95%       21,925       1.500528        32,899         (5)%

     Fidelity VIP - Overseas Portfolio........     0.95%      109,444       1.902498       208,217         (6)%

     The Growth Fund of America(R), Inc.......     0.95%    3,700,278       7.361458    27,239,441          16%
                                                   0.90%    1,282,426       7.374930     9,457,802          16%
                                                   0.80%    1,047,859       7.401949     7,756,199          16%
                                                   0.65%      739,823       7.398368     5,473,483          16%
                                                   0.60%      241,671       7.432896     1,796,315          16%
                                                   0.55%       66,956       7.428974       497,414          16%
                                                   0.50%      290,765       7.416893     2,156,573          16%
                                                   0.35%       52,717       7.463940       393,477          16%

     The Income Fund of America(R), Inc.......     0.95%    3,316,381       2.785650     9,238,277         (1)%
                                                   0.90%      821,906       2.790752     2,293,736         (1)%
                                                   0.80%      985,214       2.800984     2,759,569         (1)%
                                                   0.65%      322,068       2.799637       901,673         (1)%
                                                   0.60%      129,440       2.812709       364,077         (1)%
                                                   0.55%       42,491       2.811229       119,452         (1)%
                                                   0.50%      189,605       2.806657       532,156         (1)%
                                                   0.35%       18,307       2.824474        51,708         (1)%


                                                 ASSET                     UNIT                         PERIOD
                                                 CHARGE       UNITS        VALUE         AMOUNT        RETURN(b)
                                                 -------   ----------     ------      ------------     --------

     INVESCO Dynamics Fund, Inc. -
        Investor Class........................     0.80%   17,349,304       2.223429    38,574,946          11%
                                                   0.70%    8,337,539       2.227049    18,568,108          11%
                                                   0.55%    5,527,761       2.232489    12,340,666          11%
                                                   0.40%    4,586,616       2.237943    10,264,585          11%
                                                   0.35%    1,138,114       2.239764     2,549,107          12%
                                                   0.30%      608,000       2.241586     1,362,884          12%
                                                   0.25%    2,519,373       2.243410     5,651,987          12%
                                                   0.20%      344,197       2.245235       772,803          12%
                                                   0.15%   26,706,297       2.247062    60,010,705          12%

     INVESCO Equity Income Fund, Inc. -
        Investor Class........................     0.95%    6,555,708       2.704771    17,731,689           2%
                                                   0.90%    1,671,240       2.709724     4,528,599           2%
                                                   0.80%    1,944,801       2.719657     5,289,192           2%
                                                   0.65%      985,683       2.718349     2,679,430           2%
                                                   0.60%       87,965       2.731039       240,236           2%
                                                   0.55%      146,265       2.729601       399,245           2%
                                                   0.50%      176,458       2.725163       480,877           2%
                                                   0.35%       75,474       2.742458       206,984           2%

     INVESCO Total Return Fund -
        Investor Class........................     0.80%      601,438       0.947327       569,758         (5)%
                                                   0.70%      308,427       0.948871       292,657         (5)%
                                                   0.55%       54,175       0.951192        51,531         (5)%
                                                   0.40%      123,833       0.953519       118,077         (5)%
                                                   0.35%      122,219       0.954296       116,633         (5)%
                                                   0.30%       11,658       0.955073        11,134         (5)%
                                                   0.25%       20,016       0.955851        19,132         (5)%
                                                   0.20%       26,252       0.956630        25,113         (5)%

     Janus Fund...............................     0.95%   51,241,102       4.007552   205,351,381           3%
                                                   0.90%   19,275,592       4.014888    77,389,343           3%
                                                   0.80%   17,402,011       4.029599    70,123,126           3%
                                                   0.65%   12,078,108       4.027650    48,646,392           3%
                                                   0.60%    1,652,175       4.046450     6,685,444           3%
                                                   0.50%    3,347,346       4.037737    13,515,703           3%
                                                   0.35%      611,348       4.063353     2,484,123           3%
                                                   0.30%      996,765       4.065467     4,052,315           3%

     Janus Worldwide Fund.....................     0.90%    1,218,589       2.060829     2,511,304           2%

     MAS Funds-Fixed Income Portfolio -
        Institutional Shares..................     0.95%    2,120,915       1.428935     3,030,650           3%
                                                   0.90%      435,082       1.431553       622,843           3%
                                                   0.80%      567,908       1.436803       815,972           3%
                                                   0.65%      496,224       1.436112       712,633           3%
                                                   0.60%      142,634       1.442819       205,795           3%
                                                   0.55%       22,663       1.442059        32,681           3%
                                                   0.50%       34,230       1.439714        49,281           3%
                                                   0.35%        9,337       1.448856        13,528           3%

                                                                                                     (Continued)

                                       43

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

                                                 ASSET                     UNIT                         PERIOD
                                                 CHARGE       UNITS        VALUE         AMOUNT        RETURN(b)
                                                 -------   ----------     ------      ------------     --------
     Massachusetts Investors
        Growth Stock Fund - Class A...........     0.95%      164,814      31.364765     5,169,352           3%
                                                   0.90%       31,172      31.422168       979,492           3%
                                                   0.80%       10,312      31.537291       325,213           3%
                                                   0.65%        6,053      31.727120       192,044           3%
                                                   0.55%        1,078      31.652501        34,121           3%
                                                   0.50%          236      31.601054         7,458           3%
                                                   0.40%      254,527      31.653803     8,056,748           3%

     MFS(R) Growth Opportunities Fund -
        Class A...............................     0.95%      368,451      16.048271     5,913,001           6%
                                                   0.90%      233,087      16.077652     3,747,492           6%
                                                   0.80%      168,446      16.136576     2,718,142           6%
                                                   0.65%      116,094      16.233740     1,884,640           6%
                                                   0.55%       16,415      16.195531       265,850           6%
                                                   0.50%        3,850      16.169186        62,251           6%
                                                   0.40%    2,007,989      16.196180    32,521,751           6%
                                                   0.35%        5,933      16.271790        96,541           6%

     MFS(R) High Income Fund - Class A........     0.95%      134,451       6.524070       877,168           0%
                                                   0.90%       20,624       6.536145       134,801           0%
                                                   0.80%       27,093       6.560343       177,739           0%
                                                   0.65%        3,689       6.600142        24,348           0%
                                                   0.55%        2,328       6.584462        15,329           0%
                                                   0.40%      539,259       6.587574     3,552,409           0%
                                                   0.35%          574       6.617017         3,798           0%

     Morgan Stanley Dean Witter
        Institutional Fund -
        Equity Growth Portfolio - Class.......     0.80%      767,679       1.618321     1,242,351           6%
                                                   0.70%      472,668       1.620955       766,174           6%
                                                   0.55%      107,305       1.624915       174,362           6%
                                                   0.40%       85,200       1.628885       138,781           6%
                                                   0.35%        6,849       1.630210        11,165           6%
                                                   0.30%        6,882       1.631537        11,228           6%
                                                   0.25%       71,128       1.632864       116,142           6%
                                                   0.20%        1,829       1.634193         2,989           6%
                                                   0.15%    1,295,237       1.635523     2,118,390           6%

     NAAT - The Aggressive Portfolio..........     0.70%    2,479,896       1.461791     3,625,090           3%
                                                   0.60%      464,628       1.466786       681,510           3%
                                                   0.45%      408,711       1.465068       598,789           3%
                                                   0.25%       84,666       1.469965       124,456           3%
                                                   0.20%      287,263       1.476608       424,175           3%
                                                   0.15%      109,366       1.477628       161,602           3%
                                                   0.10%       75,896       1.473649       111,844           3%


                                                 ASSET                     UNIT                         PERIOD
                                                 CHARGE       UNITS        VALUE         AMOUNT        RETURN(b)
                                                 -------   ----------     ------      ------------     --------
     NAAT - The Conservative Portfolio........     0.70%      486,524       1.167692       568,110           2%
                                                   0.60%      191,638       1.171682       224,539           2%
                                                   0.45%       65,390       1.170314        76,527           2%
                                                   0.25%       40,762       1.174228        47,864           2%
                                                   0.20%        9,312       1.179532        10,984           2%
                                                   0.15%       31,127       1.180347        36,741           2%
                                                   0.10%          905       1.177172         1,065           2%

     NAAT - The Moderate Portfolio............     0.70%    2,202,582       1.340572     2,952,720           3%
                                                   0.60%      580,932       1.345152       781,442           3%
                                                   0.45%      221,405       1.343579       297,475           3%
                                                   0.25%       69,334       1.348071        93,467           3%
                                                   0.20%      117,609       1.354161       159,262           3%
                                                   0.15%       91,120       1.355097       123,476           3%

     NAAT - The Moderately
        Aggressive Portfolio..................     0.70%    2,228,223       1.394128     3,106,428           3%
                                                   0.60%      547,993       1.398892       766,583           3%
                                                   0.45%      311,045       1.397255       434,609           3%
                                                   0.25%      168,442       1.401926       236,143           3%
                                                   0.20%      186,905       1.408261       263,211           3%
                                                   0.15%      133,226       1.409233       187,746           3%
                                                   0.10%       43,815       1.405439        61,579           3%

     NAAT - The Moderately
        Conservative Portfolio................     0.70%      672,455       1.262856       849,214           2%
                                                   0.60%      149,284       1.267171       189,168           2%
                                                   0.45%      294,649       1.265690       372,934           2%
                                                   0.25%       42,652       1.269922        54,165           3%
                                                   0.20%       21,978       1.275659        28,036           3%
                                                   0.15%       56,818       1.276541        72,531           3%
                                                   0.10%          505       1.273106           643           3%

     Nationwide(R) Bond Fund - Class D........     0.95%       72,488       2.287003       165,780           2%
                                                   0.40%       44,416       2.309264       102,568           2%

     Nationwide(R) Fund - Class D.............     0.95%      228,905      27.124297     6,208,887           3%
                                                   0.90%       10,125      27.173961       275,136           3%
                                                   0.80%    2,637,783      27.273561    71,941,736           3%
                                                   0.70%      769,029      27.373526    21,051,035           3%
                                                   0.55%      576,053      27.306066    15,729,741           3%
                                                   0.40%      442,075      27.374542    12,101,601           3%
                                                   0.35%       57,547      27.531100     1,584,332           3%
                                                   0.30%       40,187      27.516630     1,105,811           3%
                                                   0.25%       63,858      27.443189     1,752,467           3%
                                                   0.20%       30,633      27.600140       845,475           3%
                                                   0.15%      848,114      27.489049    23,313,847           3%


                                                                                                       (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

                                                 ASSET                     UNIT                         PERIOD
                                                 CHARGE       UNITS        VALUE         AMOUNT        RETURN(b)
                                                 -------   ----------     ------      ------------     --------

     Nationwide(R) Growth Fund - Class D.......    0.95%      744,563       5.180923     3,857,524         (5)%
                                                   0.90%      201,199       5.190409     1,044,305         (5)%
                                                   0.80%      256,456       5.209434     1,335,991         (5)%
                                                   0.65%      375,963       5.240804     1,970,348         (5)%
                                                   0.55%       31,388       5.228477       164,111         (5)%
                                                   0.50%       22,030       5.219974       114,996         (5)%
                                                   0.40%      848,603       5.228692     4,437,084         (5)%
                                                   0.35%       19,688       5.253101       103,423         (5)%

     Nationwide(R) Money Market Fund -
        Prime Shares..........................     0.95%      226,291       3.315175       750,194           2%
                                                   0.80%    8,881,163       3.333607    29,606,307           2%
                                                   0.70%    2,819,995       3.345936     9,435,523           2%
                                                   0.55%    3,138,899       3.345863    10,502,326           2%
                                                   0.40%    2,612,213       3.347444     8,744,237           3%
                                                   0.35%      234,282       3.362406       787,751           3%
                                                   0.30%      129,925       3.360590       436,625           3%
                                                   0.25%    1,367,867       3.356268     4,590,928           3%
                                                   0.20%      130,340       3.371265       439,411           3%
                                                   0.15%    8,610,938       3.362157    28,951,325           3%

     Nationwide(R) S&P 500 Index Fund -
        Institutional Service Class...........     0.80%    4,849,183       1.285348     6,232,888         (1)%
                                                   0.70%    1,183,224       1.287441     1,523,331         (1)%
                                                   0.55%    1,226,234       1.290588     1,582,563         (1)%
                                                   0.40%      397,950       1.293742       514,845         (1)%
                                                   0.35%       76,790       1.294795        99,427         (1)%
                                                   0.30%       23,085       1.295849        29,915         (1)%
                                                   0.25%      136,247       1.296904       176,699         (1)%
                                                   0.20%       99,022       1.297960       128,527         (1)%
                                                   0.15%    2,695,993       1.299016     3,502,138         (1)%

     Nationwide(R) SAT -
        Government Bond Fund..................     0.95%       11,662       1.893837        22,086           4%

     Nartionwide(R) SAT - Income Fund.........     0.80%       31,129       1.027506        31,985           3%
                                                   0.70%       13,816       1.028273        14,207           3%
                                                   0.55%        1,465       1.029425         1,508           3%
                                                   0.40%          854       1.030578           880           3%
                                                   0.35%           27       1.030963            28           3%

     Nationwide(R) SAT - Money Market Fund....     0.95%       61,307       1.455209        89,214           2%





                                                 ASSET                     UNIT                         PERIOD
                                                 CHARGE       UNITS        VALUE         AMOUNT        RETURN(b)
                                                 -------   ----------     ------      ------------     --------
     Nationwide(R) SAT -
        Small Company Fund....................     0.80%    2,301,952       1.565967     3,604,781           7%
                                                   0.70%    1,155,988       1.569796     1,814,665           7%
                                                   0.55%      759,860       1.548037     1,176,291           7%
                                                   0.40%      877,125       1.551916     1,361,224           7%
                                                   0.35%       44,533       1.579093        70,322           7%
                                                   0.30%        6,391       1.581843        10,110           7%
                                                   0.25%      110,025       1.555804       171,177           7%
                                                   0.20%       26,043       1.583049        41,227           8%

     Nationwide(R) SAT - Total Return Fund.....    0.95%       45,166       3.847254       173,765           3%

     Neuberger Berman AMT -
        Growth Portfolio......................     0.95%       18,953       4.448311        84,309          14%

     Neuberger Berman AMT -
        Limited Maturity Bond Portfolio.......     0.95%       10,898       1.259993        13,731           1%

     Neuberger Berman AMT -
        Partners Portfolio....................     0.95%       30,731       2.368425        72,784           1%

     Neuberger Berman Equity Funds(R) -
        Guardian Fund.........................     0.40%      817,170       1.774804     1,450,317           1%

     Neuberger Berman Equity Funds(R) -
        Manhattan Fund........................     0.95%       68,538       6.142215       420,975          13%


     Neuberger Berman Equity Trust(R) -
        Partners Trust........................     0.80%       88.825       1.100621        97,763         (1)%
                                                   0.70%      105,927       1.102414       116,775         (1)%
                                                   0.55%       26,318       1.105110        29,084         (1)%
                                                   0.40%       29,772       1.107813        32,982         (1)%
                                                   0.25%       16,691       1.110522        18,536         (1)%
                                                   0.20%           47       1.111426            52         (1)%

     Oppenheimer Global Fund - Class A........     0.80%    4,047,487       1.901575     7,696,600          9%
                                                   0.70%    1,448,838       1.904670     2,759,558          9%
                                                   0.55%    1,114,509       1.909322     2,127,957          9%
                                                   0.40%      987,685       1.913985     1,890,414         10%
                                                   0.35%      164,237       1.915542       314,603         10%
                                                   0.30%       23,211       1.917100        44,498         10%
                                                   0.25%      329,561       1.918659       632,315         10%
                                                   0.20%       38,136       1.920220        73,230         10%

     Prestige Balanced Fund -
        Institutional Service Class...........     0.70%      426,682       1.161547       495,611          1%
                                                   0.60%       79,919       1.163440        92,981          1%
                                                   0.45%       71,251       1.166284        83,099          1%
                                                   0.25%       12,786       1.170087        14,961          1%
                                                   0.20%        7,766       1.171040         9,094          1%
                                                   0.00%      149,031       1.174859       175,090          1%



                                                                                                          (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

                                                 ASSET                     UNIT                         PERIOD
                                                 CHARGE       UNITS        VALUE         AMOUNT        RETURN(b)
                                                 -------   ----------     ------      ------------     --------
     Prestige International Fund -
        Institutional Service Class...........     0.70%      191,231       1.251545       239,334         (5)%
                                                   0.60%       34,168       1.253584        42,832         (5)%
                                                   0.45%       60,729       1.256649        76,315         (5)%
                                                   0.25%       17,706       1.260748        22,323         (5)%
                                                   0.20%          340       1.261774           429         (5)%
                                                   0.15%       57,456       1.262802        72,556         (5)%
                                                   0.00%       81,046       1.265889       102,595         (5)%

     Prestige Large Cap Growth Fund -
        Institutional Service Class...........     0.70%    1,014,533       1.555958     1,578,571           2%
                                                   0.60%      278,300       1.558491       433,728           2%
                                                   0.45%      462,674       1.562298       722,835           2%
                                                   0.25%      126,156       1.567389       197,736           2%
                                                   0.20%       31,336       1.568665        49,156           2%
                                                   0.10%       59,365       1.571219        93,275           2%
                                                   0.00%      286,200       1.573777       450,415           2%

     Prestige Large Cap Value Fund -
        Institutional Service Class...........     0.70%      154,002       0.974272       150,040         (2)%
                                                   0.60%       66,790       0.975860        65,178         (2)%
                                                   0.45%       59,190       0.978247        57,902         (2)%
                                                   0.25%       24,334       0.981438        23,882         (2)%
                                                   0.20%          851       0.982238           836         (2)%
                                                   0.15%          632       0.983038           621         (2)%
                                                   0.10%        1,141       0.983838         1,123         (2)%
                                                   0.00%      189,221       0.985442       186,466         (2)%

     Prestige Small Cap Fund -
        Institutional Service Class...........     0.70%      546,698       1.318590       720,871           3%
                                                   0.60%       99,920       1.320739       131,968           3%
                                                   0.45%      136,056       1.323969       180,134           3%
                                                   0.25%       69,811       1.328288        92,729           3%
                                                   0.20%       35,526       1.329370        47,227           3%
                                                   0.15%          226       1.330453           301           3%
                                                   0.10%       24,629       1.331537        32,794           3%
                                                   0.00%      713,309       1.333707       951,345           3%

     Putnam International Growth Fund -
        Class A...............................     0.80%       96,832       1.017740        98,550           2%(a)
                                                   0.70%       16,728       1.017907        17,028           2%(a)
                                                   0.55%          821       1.018156           836           2%(a)
                                                   0.40%       13,201       1.018407        13,444           2%(a)
                                                   0.25%           61       1.018657            62           2%(a)


                                                 ASSET                     UNIT                        PERIOD
                                                 CHARGE       UNITS        VALUE         AMOUNT        RETURN(b)
                                                 -------   ----------     ------      ------------     --------
     Putnam Investors Fund - Class A..........     0.95%      271,381      30.411929     8,253,220         (3)%
                                                   0.90%       17,342      30.467603       528,369         (3)%
                                                   0.80%      232,096      30.579255     7,097,323         (3)%
                                                   0.70%       65,261      30.691315     2,002,946         (3)%
                                                   0.55%       72,453      30.690991     2,223,654         (3)%
                                                   0.40%       30,442      30.692268       934,334         (3)%
                                                   0.35%        4,067      30.835513       125,408         (3)%
                                                   0.30%       10,707      30.819263       329,982         (3)%
                                                   0.25%        4,070      30.645702       124,728          10%
                                                   0.20%        1,238      30.912773        38,270         (3)%
                                                   0.15%    2,482,262      30.896483    76,693,166         (3)%

     Putnam Voyager Fund - Class A............     0.95%   26,559,132       7.323764   194,512,815           0%
                                                   0.90%    7,338,536       7.337172    53,844,101           0%
                                                   0.80%    7,963,772       7.364063    58,645,719           1%
                                                   0.65%    5,328,125       7.408406    39,472,913           1%
                                                   0.60%      495,436       7.394863     3,663,681           1%
                                                   0.50%    1,268,864       7.378935     9,362,865           1%
                                                   0.40%    5,459,073       7.391251    40,349,379           1%
                                                   0.35%      302,291       7.425759     2,244,740           1%
                                                   0.30%      266,042       7.429620     1,976,591           1%

     SEI Index Funds -
        S&P 500 Index Portfolio - Class E.....     0.95%      322,212       5.881884     1,895,214         (1)%
                                                   0.90%       50,665       5.892650       298,551         (1)%
                                                   0.40%   11,045,783       5.936104    65,568,917         (1)%

     Seligman Growth Fund, Inc. - Class A.....     0.95%       77,964      23.906822     1,863,871          10%
                                                   0.90%        4,294      23.950580       102,844          10%
                                                   0.80%       14,360      24.038336       345,191          10%
                                                   0.65%        2,556      24.183040        61,812          10%
                                                   0.55%          652      24.126135        15,730          10%
                                                   0.40%      102,268      24.127119     2,467,432          11%

     T. Rowe Price International Funds, Inc. -
        International Stock Fund(R)...........     0.95%    7,189,472       2.701804    19,424,544         (4)%
                                                   0.90%    1,774,620       2.706752     4,803,456         (4)%
                                                   0.80%    1,814,485       2.716674     4,929,364         (4)%
                                                   0.65%    1,593,639       2.733036     4,355,473         (4)%
                                                   0.60%      138,395       2.728041       377,547         (4)%
                                                   0.55%      118,341       2.726602       322,669         (4)%
                                                   0.50%      140,228       2.722164       381,724         (4)%
                                                   0.40%    5,098,285       2.726710    13,901,545         (4)%
                                                   0.35%       67,913       2.739443       186,044         (4)%

                                                                                                      (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                  (UNAUDITED)

                                                 ASSET                     UNIT                          PERIOD
                                                 CHARGE       UNITS        VALUE            AMOUNT       RETURN(b)
                                                 -------   ----------     ------         ------------    --------
     Templeton Foreign Fund - Class A.........     0.80%   16,553,277       2.313167       38,290,494        (5)%
                                                   0.70%    4,974,667       2.321649       11,549,431        (5)%
                                                   0.55%    4,925,324       2.315910       11,406,607        (5)%
                                                   0.40%    2,576,532       2.321715        5,981,973        (5)%
                                                   0.35%      358,814       2.335011          837,835        (5)%
                                                   0.30%      225,969       2.333780          527,362        (5)%
                                                   0.25%      529,463       2.327534        1,232,343        (5)%
                                                   0.20%       92,581       2.340863          216,719        (5)%
                                                   0.15%    2,168,298       2.331422        5,055,218        (5)%

     Warburg Pincus Emerging Growth Fund -
        Common Shares.........................     0.80%    1,426,987       1.541812        2,200,146          3%
                                                   0.70%      637,219       1.544386          984,112          4%
                                                   0.55%      403,259       1.548256          624,348          4%
                                                   0.40%      333,802       1.552135          518,106          4%
                                                   0.35%      286,493       1.553430          445,047          4%
                                                   0.30%          179       1.554727              278          4%
                                                   0.25%      138,713       1.556024          215,841          4%
                                                   0.20%       11,160       1.483139           16,552          4%
                                                            =========      =========   --------------
       Total Contract Owners' Equity..........                                         $4,393,962,052
                                                                                       ==============





     (a) These investment options were not being utilized for the entire year. Accordingly, the period return was computed for such period as the investment option was utilized. These investment options became available to the Account on May 1, 2000.

     (b) The period return does not include contract charges satisfied by surrendering units.



                                                 NATIONWIDE DC VARIABLE ACCOUNT
                                            NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                           (UNAUDITED)


(5) VARIABLE ACCOUNT FEES

The following is a summary of the variable account fees for the period January 1, 2000 to June 30, 2000.

Percentage      TOTAL         AIMCon       ACGrI     ACIncGro    ACIntlDisc    ACSelect    ACUltra   ACValue    ACVPBal   ACVPCapAp
----------     -------       --------     -------   ----------  -----------   ----------  --------- ---------  --------  ----------
0.95%....     $ 7,810,663      --        505,855         --           --            777   1,591,200      --       132        665
0.90%....       2,095,495      --        163,160         --           --           --       455,901      --        --         --
0.80%....       2,656,981      --        153,110       25,507       75,907         --       322,250      14        --         --
0.70%....         334,476      --           --          7,681       31,452         --          --         5        --         --
0.65%....         846,841      --         40,843         --           --         13,947     185,814      --        --         --
0.60%....          98,880      --          7,350         --           --           --        15,726      --        --         --
0.55%....         197,411      --           --          3,491       16,966         --          --         3        --         --
0.50%....         186,192      --         19,612         --           --           --        28,612      --        --         --
0.45%....           5,309      --           --           --           --           --          --        --        --         --
0.40%....       1,377,970   31,606       161,056        1,659        8,257         --       252,214       1        --         --
0.35%....          55,004      --          3,410          329        2,889         --        11,103      --        --         --
0.30%....          25,792      --          4,388          498          209         --         5,332      --        --         --
0.25%....          26,669      --           --            300        7,833         --          --        --        --         --
0.20%....           3,945      --           --             32          327         --          --        --        --         --
0.15%....         127,579      --           --          1,004       27,687         --          --        --        --         --
0.10%....             136      --           --           --           --           --          --        --        --         --
               ----------   -------    ---------     --------     --------      -------   ---------   ------     -----     ------
Total
variable
account
fees ....     $15,849,343   31,606     1,058,784       40,501     171,527        14,724    2,868,152      23       132        665
               ==========   ======     =========     ========     =======       =======    =========  ======    ======     ======



Percentage     BdFdAm    BrnCapSmCo   DNYVenFd      DeDecInc     DryApp   DryCsMgt  DryPreMCap  DryPrm3CZ   Dry500Ix   DrySRGro
----------    --------   ----------   --------      --------     ------   --------  ----------  ---------   --------   --------
0.95%....   $    35,136      --           --            575        --         --        --         983      286,163        213
0.90%....        10,277      --          1,955          274        --          817      --         107       68,952        --
0.80%....         6,626     3,479         --             52      10,566       --       1,829   130,545       52,645        --
0.70%....          --       1,398         --           --         2,726       --         516    32,815         --          --
0.65%....         2,252      --           --           --          --        --         --        --         40,763        --
0.60%....           734      --           --           --            53      --         --        --          6,148        --
0.55%....           466       828         --           --         1,483      --         356     17,322        2,169        --
0.50%....           408      --           --           --          --        --         --        --          7,674        --
0.45%....          --        --           --           --          --        --         --        --           --          --
0.40%....         6,297       277         --           --           329      --         303     10,815         --          --
0.35%....           223       462         --           --           173      --           5      2,532        2,247        --
0.30%....          --          21         --           --           442      --           7      1,214         --          --
0.25%....          --         253         --           --            50      --          35      1,026         --          --
0.20%....          --          16         --           --            18      --          12        214         --          --
0.15%....          --        --           --           --           179      --         719     13,926         --          --
0.10%....          --        --           --           --          --        --         --        --           --
             ----------   -------    ---------     --------     --------   ------     ------   -------      -------     ------
Total
variable
account
fees ....   $    62,419     6,734        1,955          954      15,966       817     3,782    211,499      466,761        213
             ==========   =======    =========     ========     =======    ======     =====    =======     ========     ======


                                                                                                                   (Continued)


                                                         NATIONWIDE DC VARIABLE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   (UNAUDITED)



Percentage          DryStkIx    EvIncGro    FedBdFd    FedUSGvt    FAGrOppA    FAHiYld    FidAsMgr   FidCapInc  FidContr   FidEqInc
----------          --------    --------    -------    --------    --------    -------    --------   ---------  --------   --------
0.95% ..........    $    843     7,059        --        15,094        --          --       39,384       1,822  1,292,380    541,934
0.90% ..........        --       2,126        --         4,154        --          --        9,164         726    329,317    178,018
0.80% ..........        --       1,314       1,437       2,863       6,904       2,495      6,426         936    233,127    125,891
0.70% ..........        --        --           132        --         1,506         577       --          --         --         --
0.65% ..........        --         170        --         1,950        --          --        4,830         234    143,824     54,026
0.60% ..........        --          26        --           322        --          --          274        --       11,140      3,071
0.55% ..........        --         387       1,885         232         441         336        191        --        6,462      1,929
0.50% ..........        --          50        --            67        --          --        1,230         103     19,267     22,113
0.45% ..........        --        --          --          --          --          --         --          --         --         --
0.40% ..........        --       1,876         115        --           260          13       --           583     64,384     92,399
0.35% ..........        --          64          19           7          62          22        289          18      4,781      3,222
0.30% ..........        --        --          --          --             2           1       --          --         --         --
0.25% ..........        --        --             1        --            25          61       --          --         --         --
0.20% ..........        --        --          --          --             4        --         --          --         --         --
0.15% ..........        --        --            59        --            74        --         --          --         --         --
0.10% ..........        --        --          --          --          --          --         --          --         --         --
                     -------    --------     -------    --------     -------    --------   ------      ------  ---------  ---------
Total
variable
account
fees............    $    843    13,072       3,648      24,689       9,278       3,505     61,788       4,422  2,104,682  1,022,603
                     =======    ========     =======    ========     =======    ========   ======      ======  =========  =========



Percentage   FidGrInc    FidMgIn     FidVIPAM    FidVIPEI    FidVIPGr    FidVIPHI    FidVIPOv    GroFdAm      IncFdAm    InvDynam
----------   --------    --------    --------    --------    --------    --------    --------    -------      -------    --------
0.95% ...    $  --       913,544         292       1,081       1,872         154         930     119,101      48,348        --
0.90% ...       --       202,697        --          --          --          --          --        32,103      11,260        --
0.80% ...       --       152,192        --          --          --          --          --        23,596       9,919     123,964
0.70% ...       --          --          --          --          --          --          --          --          --        41,093
0.65% ...       --        83,996        --          --          --          --          --        12,495       2,305        --
0.60% ...       --         8,421        --          --          --          --          --         4,504       1,166        --
0.55% ...       --         3,240        --          --          --          --          --         1,068         322      21,431
0.50% ...       --        21,549        --          --          --          --          --         4,640       1,428        --
0.45% ...       --          --          --          --          --          --          --          --          --          --
0.40% ...     41,614     180,048        --          --          --          --          --          --          --        12,431
0.35% ...       --         3,544        --          --          --          --          --           510         105       3,184
0.30% ...       --          --          --          --          --          --          --          --          --         1,404
0.25% ...       --          --          --          --          --          --          --          --          --         4,992
0.20% ...       --          --          --          --          --          --          --          --          --           535
0.15% ...       --          --          --          --          --          --          --          --          --        32,255
0.10% ...       --          --          --          --          --          --          --          --          --          --
             --------    --------    --------    --------    --------    --------    --------    -------      -------    --------
Total
variable
account
fees.....  $  41,614   1,569,231         292       1,081       1,872         154         930     198,017      74,853     241,289
            =========  =========     =======     ========    ========    ========    ========    =======      =======    ========



                                                         NATIONWIDE DC VARIABLE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   (UNAUDITED)


Percentage   InvEqInc   InvTotRet   JanFund    JanWrldwde     MASFIP     MFSGrStk    MFSGrOpp    MFSHiInc   MSIEqGroB    NAATAggr
----------   --------   ---------   -------    ----------     ------     --------    --------    --------   ---------    --------
0.95% ...  $  90,415        --     1,004,661       3,834      16,043      24,572      28,317       4,311        --          --
0.90% ...     19,326        --       299,465       7,426       2,189       4,718      18,203         589        --          --
0.80% ...     14,601       2,696     233,442        --         2,979       1,242       9,810         674       4,615        --
0.70% ...       --           598        --          --          --          --          --          --         1,415      11,976
0.65% ...      7,582        --       121,793        --         2,173         260       4,603          47        --          --
0.60% ...        776        --        18,961        --           608        --          --          --          --         1,794
0.55% ...      1,086         204        --          --           105          93         713          42         362        --
0.50% ...      1,168        --        32,742        --           125          18         173        --          --          --
0.45% ...       --          --          --          --          --          --          --          --          --           829
0.40% ...       --           226        --          --          --        15,906      60,378       7,013         198        --
0.35% ...        299         223       3,930        --            20        --           159           7          13        --
0.30% ...       --            17       5,921        --          --          --          --          --            16        --
0.25% ...       --            27        --          --          --          --          --          --           131          90
0.20% ...       --            24        --          --          --          --          --          --             3         373
0.15% ...       --          --          --          --          --          --          --          --         1,241          89
0.10% ...       --          --          --          --          --          --          --          --          --            58
             --------    --------    --------    --------    --------    --------    --------    -------      -------    --------
Total
variable
account
fees ...   $ 135,253       4,015   1,720,915      11,260      24,242      46,809     122,356      12,683       7,994      15,209
            =========  =========   =========     ========    ========    ========    ========    =======      =======    ========



Percentage  NAATCons  NAATMod   NAATModAgg  NAATModCon   NWBdFd    NWFund    NWGroFd    NWMyMkt   NWIndxFd   NSATGvtBd
----------  --------  -------   ----------  ----------   ------    ------    -------    -------   --------   ---------
0.95% ...  $  --        --        --        --           772       29,027    19,830     4,037      --         100
0.90% ...     --        --        --        --          --          1,252     4,334      --        --        --
0.80% ...     --        --        --        --          --        299,178     4,619   139,070    24,687      --
0.70% ...    2,564    10,163     9,605     3,081        --         66,752      --      44,167     3,566      --
0.65% ...     --        --        --        --          --           --       6,183      --        --        --
0.60% ...      340     1,794     2,009       241        --           --           6      --        --        --
0.55% ...     --        --        --        --          --         39,273       435    34,514     3,718      --
0.50% ...     --        --        --        --          --           --         281      --        --        --
0.45% ...      149       493       667       768        --           --        --        --        --        --
0.40% ...     --        --        --        --           194       19,922     9,070    17,873       705      --
0.35% ...     --        --        --        --          --          2,930       174     1,349       177      --
0.30% ...     --        --        --        --          --          1,673      --         857        42      --
0.25% ...       59        62       167        59        --          2,284      --       6,152       121      --
0.20% ...        6       140       219        28        --            793      --         706       105      --
0.15% ...       18        67       111        38        --         17,512      --      21,868     2,365      --
0.10% ...     --        --          26      --          --           --        --        --        --        --
            --------  -------   ----------  --------   ------    --------   -------   -------   --------   --------
Total
variable
account
fees ....  $ 3,136    12,719    12,804     4,215         966      480,596    44,932   270,593    35,486       100
            ========  =======   ========== ========   =======    ========   =======   =======   ========   ========

                                                                                                        (Continued)


                                                         NATIONWIDE DC VARIABLE ACCOUNT
                                                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   (UNAUDITED)



Percentage   NSATInc   NSATMyMkt        NSATSmCo   NSATTotRe   NBAMTGro   NBAMTLMat   NBAMTPart    NBGuard     NBManhFd   NBPartTr
----------   -------   ---------        --------   ---------   --------   ---------   ---------    -------     --------   --------
0.95% ...  $  --         548                --           780        364          63          334      2,828        1,911     --
0.90% ...     --          --                --           --         --          --           --         --           --      --
0.80% ...     192         --              14,658         --         --          --           --         --           --      424
0.70% ...      44         --               5,745         --         --          --           --         --           --      224
0.65% ...     --          --                --           --         --          --           --         --           --      --
0.60% ...     --          --                --           --         --          --           --         --           --      --
0.55% ...       2         --               2,375         --         --          --           --         --           --       76
0.50% ...     --          --                --           --         --          --           --         --           --      --
0.45% ...     --          --                --           --         --          --           --         --           --      --
0.40% ...     --          --               1,250         --         --          --           --         --           --       47
0.35% ...     --          --                 119         --         --          --           --         --           --      --
0.30% ...       5         --                  15         --         --          --           --         --           --      --
0.25% ...     --          --                 128         --         --          --           --         --           --       22
0.20% ...     --          --                  39         --         --          --           --         --           --      --
0.15% ...     --          --                --           --         --          --           --         --           --      --
0.10% ..      --          --                --           --         --          --           --         --           --      --
             -------   ---------        --------   ---------   --------   ---------   ---------      ------     --------  -------
Total
variable
account
fees ....  $  243        548              24,329         780        364          63          334      2,828        1,911     793
             =======   =========        ========   =========   ========   =========    =========     ======      =======  =======



Percentage   OppGlob      PrBalI     PrIntlI    PrLgCapGrI  PrLgCapVlI   PrSmCapI    PutIntGro   PutInvFd    PutVoyFd    SEI500Ix
----------   --------     -------    --------   ----------  ----------   --------    ---------   --------    --------    --------
0.95% ...  $    --          --          --          --          --          --          --        72,284     983,019       9,184
0.90% ...       --          --          --          --          --          --          --        12,580     232,137       1,382
0.80% ...     23,032        --          --          --          --          --            70       8,926     205,084        --
0.70% ...      6,210       1,638         777       5,199         529       2,499           3         540        --          --
0.65% ...       --          --          --          --          --          --          --         1,617     103,728        --
0.60% ...       --           164          59         764         127         244        --           309      10,672        --
0.55% ...      3,522        --          --          --          --          --             5       1,294        --          --
0.50% ...       --          --          --          --          --          --          --           292      23,615        --
0.45% ...       --           144         185       1,583         122         369        --          --          --          --
0.40% ...      2,036        --          --          --          --          --             7     138,328      71,344     124,589
0.35% ...        351        --          --          --          --          --          --            72       3,764        --
0.30% ...         28        --          --          --          --          --          --            38       2,839        --
0.25% ...        658          16          50          77          29          90        --            12        --          --
0.20% ...         40           6        --            40        --            34        --             3        --          --
0.15% ...       --          --            34        --          --          --          --         4,411        --          --
0.10% ...       --          --          --            38        --            14        --          --          --          --
           ---------     -------    --------   ----------  ----------   --------    ---------   --------  ----------    -------
Total
variable
account
fees ... . $  35,877       1,968       1,105       7,701         807       3,250          85     240,706   1,636,202     135,155
           =========     =======    ========   ==========  ==========   ========    =========   ========  ==========    ========

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                   (UNAUDITED)


Percentage       SelGroFd           TRIntStk           TemForFd       WPEmGro
----------       --------           --------           --------       -------
0.95% ...       $  8,317             99,575                  -              -
0.90% ...            342             20,544                  -              -
0.80% ...          1,335             16,589            169,666          5,798
0.70% ...             -                  -             35,696           1,584
0.65% ...             99             11,307                  -              -
0.60% ...              -              1,077                  -              -
0.55% ...             40                845             26,367          1,332
0.50% ...              -              1,025                  -              -
0.45% ...              -                  -                  -              -
0.40% ...          4,665             26,853             10,321            508
0.35% ...              -                312              1,429            476
0.30% ...              -                  -                823              -
0.25% ...              -                  -              1,586            273
0.20% ...              -                  -                217             11
0.15% ...              -                  -              3,922              -
0.10% ...              -                  -                  -              -
                --------           --------           --------       -------
Total
variable
account
fees  ...       $ 14,798            178,127            250,027          9,982
                ========           ========            ========       =======

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                   (UNAUDITED)

   The following is a summary of the variable account fees for the period January 1, 1999 to June 30, 1999.

   Percentage                  TOTAL       AIMCon     ACGrI    ACIncGro  ACIntlDisc  ACSelect    ACUltra   ACVPBal ACVPCapAp  BdFdAm
   ----------                  -----       ------     -----    --------  ----------  --------    -------   -----------------  ------
     0.95%...........       $ 6,085,919       --     386,105      --       --           724     1,226,797     84       371    45,491
     0.90%...........         1,567,342       --     127,881      --       --           --        339,785    --       --      10,687
     0.80%...........         1,915,643       --     134,199     8,894    1,763         --        229,621    --       --       7,853
     0.70%...........           213,304       --        --       1,438      684         --           --      --       --        --
     0.65%...........         2,328,375     23,140   212,378      --       --         11,997      400,584    --       --      11,814
     0.60%...........            72,364       --       5,243      --       --           --         12,613    --       --         640
     0.55%...........           157,081       --        --       1,506      224         --           --      --       --         498
     0.50%...........            55,649       --       5,217      --       --           --          8,620    --       --         265
     0.45%...........             2,429       --        --        --       --           --           --      --       --        --
     0.40%...........           171,535      1,766    13,113       840      159         --         20,915    --       --         701
     0.35%...........            32,479       --       2,006       125      104         --          6,342    --       --         108
     0.30%...........            17,139       --       3,294        20     --           --          3,889    --       --        --
     0.25%...........             4,983       --        --          63       23         --           --      --       --        --
     0.20%...........             1,941       --        --          17        3         --           --      --       --        --
     0.15%...........             5,851       --        --        --          1         --           --      --       --        --
     0.10%...........                31       --        --        --       --           --           --      --       --        --
                            -----------     ------   -------    ------    -----       ------    ---------    ---      ----    ------
Total variable account fees $12,632,065     24,906   889,436    12,903    2,961       12,721    2,249,166     84       371    78,057
                            ===========     ======   =======    ======    =====       ======    =========    ===      ====    ======

   Percentage             DNYVenFd   DeDecInc    DryApp    DryCsMgt  DryPreMCap DryPrm3CZ    Dry500Ix   DrySRGro DryStkIx  EvIncGro
   ----------             --------   --------    ------    --------  ---------- ---------    --------   -----------------  --------
     0.95%...........        --          990       --         --        --           938      212,045      107      762       7,755
     0.90%...........       1,654        356       --        1,007      --           633       51,999      --       --        2,519
     0.80%...........        --           21      6,524       --        278      106,794       39,643      --       --        1,486
     0.70%...........        --         --        1,133       --         59       26,989         --        --       --         --
     0.65%...........        --         --         --         --        --        40,365       30,304      --       --        2,947
     0.60%...........        --           60       --         --        --          --          6,661      --       --           21
     0.55%...........        --         --        1,253       --         95       15,222          754      --       --          448
     0.50%...........        --         --         --         --        --          --          2,804      --       --           20
     0.45%...........        --         --         --         --        --          --           --        --       --         --
     0.40%...........        --         --          304       --         36        7,325         --        --       --          215
     0.35%...........        --         --          119       --         19        2,447        1,308      --       --           46
     0.30%...........        --         --           12       --          3          989         --        --       --         --
     0.25%...........        --         --           35       --         10          390         --        --       --         --
     0.20%...........        --         --            1       --        --           121         --        --       --         --
     0.15%...........        --         --         --         --        --         1,144         --        --       --         --
     0.10%...........        --         --         --         --        --          --           --        --       --         --
                            ------     -----      -----      -----     ----      -------      -------     ----     ----      ------
Total variable account fees $1,654     1,427      9,381      1,007      500      203,357      345,518      107      762      15,457
                            ======     =====      =====      =====     ====      =======      =======     ====     ====      ======

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                   (UNAUDITED)

   Percentage                FedBdFd  FedUSGvt FAGrOppA FAHiYld  FidAsMgr  FidCapInc   FidContr     FidEqInc   FidGrInc     FidMgIn
   ----------                -------  -------- -------- -------  --------  ---------   --------     --------   --------     -------
     0.95%...........          --      21,887     --      --     29,666     2,107     1,119,161     646,037         16      803,703
     0.90%...........          --       5,809     --      --      6,004       649       261,973     213,096       --        188,770
     0.80%...........           984     2,937    3,258    623     3,889     1,002       197,281     142,021       --        113,877
     0.70%...........           309      --        546    202      --        --            --          --         --           --
     0.65%...........          --       1,687     --      --      4,289     1,173       181,200     244,579     67,748      274,021
     0.60%...........          --         329     --      --        279      --          10,266       3,874       --          7,086
     0.55%...........         1,624       407      343     14       151      --           5,237       2,135       --          2,788
     0.50%...........          --          98     --      --        512        35         6,594      10,426       --          7,179
     0.45%...........          --        --       --      --       --        --            --          --         --           --
     0.40%...........             7      --         44      2      --          67         5,430      12,604      5,196       15,939
     0.35%...........          --           3       13    --        176        29         3,114       3,148       --          2,460
     0.30%...........          --        --       --      --       --        --            --          --         --           --
     0.25%...........          --        --       --      --       --        --            --          --         --           --
     0.20%...........          --        --          2    --       --        --            --          --         --           --
     0.15%...........          --        --       --      --       --        --            --          --         --           --
     0.10%...........          --        --       --      --       --        --            --          --         --           --
                             ------    ------    -----  -----    ------     -----     ---------   ---------     ------    ---------
Total variable account fees  $2,924    33,157    4,206    841    44,966     5,062     1,790,256   1,277,920     72,960    1,415,823
                             ======    ======    =====  =====    ======     =====     =========   =========     ======    =========


   Percentage                FidVIPAM  FidVIPEI FidVIPGr FidVIPHI FidVIPOv GroFdAm      IncFdAm     InvDynam   InvEqInc   InvTotRet
   ----------                --------  -------- -------- -------- -------- -------      -------     --------   --------   ---------
     0.95%...........         $ 251    1,070    1,178    197       656     59,849        59,674        --       89,222         --
     0.90%...........          --        --       --      --       --      15,044        14,395        --       18,746         --
     0.80%...........          --        --       --      --       --       9,541        10,016       2,967     11,574        1,745
     0.70%...........          --        --       --      --       --        --            --           769       --            508
     0.65%...........          --        --       --      --       --       5,885         3,467        --        5,544         --
     0.60%...........          --        --       --      --       --       2,432         1,383        --          650         --
     0.55%...........          --        --       --      --       --         430           377         530      1,023          145
     0.50%...........          --        --       --      --       --         628           633        --          381         --
     0.45%...........          --        --       --      --       --        --            --          --         --           --
     0.40%...........          --        --       --      --       --        --            --           110       --            150
     0.35%...........          --        --       --      --       --         109           123          72        213          112
     0.30%...........          --        --       --      --       --        --            --            14       --              9
     0.25%...........          --        --       --      --       --        --            --            21       --           --
     0.20%...........          --        --       --      --       --        --            --             2       --              3
     0.15%...........          --        --       --      --       --        --            --          --         --           --
     0.10%...........          --        --       --      --       --        --            --          --         --           --
                              -----    ------    -----  -----    ------    ------     ---------   ---------    -------    ---------
Total variable account fees   $ 251     1,070    1,178    197       656    93,918        90,068       4,485    127,353        2,672
                              =====    ======    =====  =====    ======    ======     =========   =========    =======    =========

                                                                                                                        (Continued)

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                   (UNAUDITED)

   Percentage                            JanFund JanWrldwde MASFIP  MFSGrStk   MFSGrOpp MFSHiInc MSIEqGroB NAATAggr NAATCons NAATMod
   ----------                            ------- ---------- ------  --------   -------- -------- --------- -------- -------- -------
        0.95% .......................   $473,258   5,849   21,447    18,054    22,942     4,257     --       --      --       --
        0.90% .......................    113,903    --      2,300     3,291    14,974       544     --       --      --       --
        0.80% .......................    109,435    --      2,744       864     7,975       716    1,040     --      --       --
        0.70% .......................       --      --       --        --        --        --        224    8,503   3,054    6,565
        0.65% .......................     52,202    --      1,639    17,608    72,307    11,507     --       --      --       --
        0.60% .......................      8,463    --        590      --        --        --       --      1,092     268      782
        0.55% .......................       --      --         90        70       535        41       73     --      --       --
        0.50% .......................      6,474    --         60         5        47      --       --       --      --       --
        0.45% .......................       --      --       --        --        --        --       --        415     174      325
        0.40% .......................       --      --       --       1,316     5,004       811       42     --      --       --
        0.35% .......................      1,372    --         10      --          92         6     --       --      --       --
        0.30% .......................      3,217    --       --        --        --        --          8     --      --       --
        0.25% .......................       --      --       --        --        --        --         15       92     130       38
        0.20% .......................       --      --       --        --        --        --       --         70      15       28
        0.15% .......................       --      --       --        --        --        --       --         10       1       12
        0.10% .......................       --      --       --        --        --        --       --         13    --       --
                                        --------   -----   ------    ------   -------    ------    -----   ------   -----    -----
Total variable account fees .........   $768,324   5,849   28,880    41,208   123,876    17,882    1,402   10,195   3,642    7,750
                                        ========   =====   ======    ======   =======    ======    =====   ======   =====    =====

   Percentage                         NAATModAgg NAATModCon NWBdFd  NWFund   NWGroFd   NWMyMkt NWIndxFd NSATGvtBd NSATMyMkt NSATSmCo
   ----------                         ---------- ---------- ------  ------   -------   ------- -------- --------- --------- --------
        0.95% ......................   $   --      --        823    32,918    21,316     3,677     --         93     412     --
        0.90% ......................       --      --       --       1,773     5,289      --       --       --      --       --
        0.80% ......................       --      --       --     342,332     5,658   118,764    9,477     --      --      6,492
        0.70% ......................      4,353   2,216     --      78,951      --      38,761    1,130     --      --      3,067
        0.65% ......................       --      --        288   102,883    20,757    54,489     --       --      --       --
        0.60% ......................      1,083     250     --        --          23      --       --       --      --       --
        0.55% ......................       --      --       --      53,764       428    40,189      638     --      --      1,197
        0.50% ......................       --      --       --        --         123      --       --       --      --       --
        0.45% ......................        409     605     --        --        --        --       --       --      --       --
        0.40% ......................       --      --         20    22,908     1,080    15,853      383     --      --        520
        0.35% ......................       --      --       --       4,801       137       759       43     --      --         29
        0.30% ......................       --      --       --       1,972      --       1,339       10     --      --         18
        0.25% ......................         53      29     --       1,285      --       2,105       24     --      --         30
        0.20% ......................        139      19     --         779      --         576        7     --      --         16
        0.15% ......................         24       5     --       2,749      --       1,629     --       --      --       --
        0.10% ......................          5    --       --        --        --        --       --       --      --       --
                                       --------   -----   ------   -------   -------   -------   ------   ------   -----   ------
Total variable account fees.........   $  6,066   3,124    1,131   647,115    54,811   278,141   11,712       93     412   11,369
                                       ========   =====   ======   =======   =======   =======   ======   ======   =====   ======

                         NATIONWIDE DC VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                   (UNAUDITED)

   Percentage                           NSATTotRe NBAMTGro NBAMTLMat NBAMTPart  NBGuard  NBManhFd  NBPartTr OppGlob   PrBalI PrIntlI
   ----------                           --------- -------- --------- ---------  -------  --------  -------- --------  ------ -------
   0.95%................................   $  728   172        55       308      --       1,171      --        --        --     --
   0.90%................................     --     --       --        --        --        --        --        --        --     --
   0.80%................................     --     --       --        --        --        --         233     2,294      --     --
   0.70%................................     --     --       --        --        --        --         121       371       534   231
   0.65%................................     --     --       --        --       4,080      --        --        --        --     --
   0.60%................................     --     --       --        --        --        --        --        --          88    38
   0.55%................................     --     --       --        --        --        --          18       195      --     --
   0.50%................................     --     --       --        --        --        --        --        --        --     --
   0.45%................................     --     --       --        --        --        --        --        --         103    38
   0.40%................................     --     --       --        --         312      --           4       145      --     --
   0.35%................................     --     --       --        --        --        --        --          25      --     --
   0.30%................................     --     --       --        --        --        --        --           7      --     --
   0.25%................................     --     --       --        --        --        --           2        21      --       4
   0.20%................................     --     --       --        --        --        --        --        --        --     --
   0.15%................................     --     --       --        --        --        --        --        --        --     --
   0.10%................................     --     --       --        --        --        --        --        --        --     --
                                           ------  ----     -----     -----     -----     -----      ----     -----      ----   ---
   Total variable account fees .........   $  728   172        55       308     4,392     1,171       378     3,058       725   311
                                           ======  ====     =====     =====     =====     =====      ====     =====      ====   ===


   Percentage                        PrLgCapGrI PrLgCapVlI PrSmCapI PutInvFd  PutVoyFd  SEI500Ix  SelGroFd TRIntStk TemForFd WPEmGro
   ----------                        ---------- ---------- -------- --------  --------  --------  -------- -------- -------- -------
   0.95%............................    $ --       --        --       66,284   606,185     6,820     7,115    75,192      --     --
   0.90%............................      --       --        --       11,550   134,362     1,644       249    16,456      --     --
   0.80%............................      --       --        --        6,958    98,133      --       1,126    14,026   148,281   304
   0.70%............................       975     160        750       --        --        --        --        --      30,554   147
   0.65%............................      --       --        --      178,820    99,583   138,445     5,428    37,161     8,056   --
   0.60%............................       113      28        135        308     6,706      --        --         860      --     --
   0.55%............................      --       --        --          731      --        --          70       516    23,194   128
   0.50%............................      --       --        --           97     5,113      --          10       308      --     --
   0.45%............................       253      11         96       --        --        --        --        --        --     --
   0.40%............................      --       --        --       13,339     3,024    11,314       398     2,242     7,831    66
   0.35%............................      --       --        --           44     1,712      --        --         146     1,107   --
   0.30%............................      --       --        --         --       1,692      --        --        --         646   --
   0.25%............................        30       8         14       --        --        --        --        --         539    22
   0.20%............................         5     --        --         --        --        --        --        --         137     1
   0.15%............................      --       --        --         --        --        --        --        --         276   --
   0.10%............................         6       5          2       --        --        --        --        --        --     --
                                        ------    ----      -----    -------   -------   -------    ------   -------   -------   ---
   Total variable account fees......    $1,382     212        997    278,131   956,510   158,223    14,396   146,907   220,621   668
                                        ======    ====      =====    =======   =======   =======    ======   =======   =======   ===

NATIONWIDE LIFE INSURANCE COMPANY                                  Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220     U.S.Postage
                                                                     PAID
                                                                  Columbus, Ohio
                                                                  Permit No. 521














Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company